UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

June 30, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Parametric Tax-Managed Emerging Markets Fund

Class I EITEX

Annual Shareholder Report June 30, 2026

This annual shareholder report contains important information about the Parametric Tax-Managed Emerging Markets Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	0.95%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↓ Underweight exposure to South Korea detracted as returns for chipmakers propelled aggregate results for the country to a significant gain

↓ Underweight exposure to Taiwan detracted from the Fund’s index-relative returns as strong gains among technology stocks drove a substantial country-wide rally

↓ Sector weighting in Taiwan detracted because of an overweight in the industrials sector, which underperformed

↑ Underweight to China helped as aggregate results were negatively affected by weakness from the consumer discretionary and communication services segments

↑ Underweight to India helped as equity returns trailed the broader Index amid reports that India’s economy is at risk from AI substitution in IT services

↑ Sector allocations in Thailand contributed, due in part to an overweight allocation to IT, which drove headline results

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	MSCI Emerging Markets Index
6/16	$1,000,000	$1,000,000
7/16	$1,043,026	$1,050,322
8/16	$1,045,202	$1,076,425
9/16	$1,054,629	$1,090,266
10/16	$1,055,838	$1,092,865
11/16	$1,011,361	$1,042,560
12/16	$1,029,653	$1,044,862
1/17	$1,081,025	$1,102,040
2/17	$1,105,359	$1,135,775
3/17	$1,130,430	$1,164,446
4/17	$1,150,586	$1,189,940
5/17	$1,170,250	$1,225,120
6/17	$1,173,445	$1,237,453
7/17	$1,230,962	$1,311,216
8/17	$1,259,966	$1,340,464
9/17	$1,250,626	$1,335,134
10/17	$1,259,721	$1,381,938
11/17	$1,256,525	$1,384,712
12/17	$1,308,603	$1,434,419
1/18	$1,400,949	$1,553,972
2/18	$1,349,145	$1,482,304
3/18	$1,336,132	$1,454,743
4/18	$1,321,867	$1,448,307
5/18	$1,255,548	$1,396,987
6/18	$1,216,007	$1,338,947
7/18	$1,253,296	$1,368,360
8/18	$1,205,496	$1,331,360
9/18	$1,206,247	$1,324,294
10/18	$1,133,422	$1,208,971
11/18	$1,159,949	$1,258,793
12/18	$1,135,914	$1,225,446
1/19	$1,222,682	$1,332,743
2/19	$1,216,539	$1,335,739
3/19	$1,216,795	$1,346,950
4/19	$1,231,384	$1,375,305
5/19	$1,183,521	$1,275,511
6/19	$1,241,878	$1,355,118
7/19	$1,222,682	$1,338,547
8/19	$1,173,283	$1,273,284
9/19	$1,185,057	$1,297,591
10/19	$1,217,563	$1,352,306
11/19	$1,212,188	$1,350,445
12/19	$1,277,951	$1,451,196
1/20	$1,222,000	$1,383,549
2/20	$1,131,637	$1,310,590
3/20	$893,909	$1,108,729
4/20	$977,442	$1,210,260
5/20	$1,012,642	$1,219,555
6/20	$1,060,450	$1,309,204
7/20	$1,114,037	$1,426,197
8/20	$1,138,729	$1,457,722
9/20	$1,111,410	$1,434,341
10/20	$1,103,792	$1,463,893
11/20	$1,236,710	$1,599,285
12/20	$1,334,960	$1,716,854
1/21	$1,336,297	$1,769,488
2/21	$1,355,551	$1,783,023
3/21	$1,359,830	$1,756,094
4/21	$1,395,397	$1,799,817
5/21	$1,449,950	$1,841,556
6/21	$1,462,252	$1,844,729
7/21	$1,414,651	$1,720,582
8/21	$1,463,054	$1,765,619
9/21	$1,424,011	$1,695,452
10/21	$1,428,824	$1,712,174
11/21	$1,355,551	$1,642,397
12/21	$1,396,480	$1,673,214
1/22	$1,394,425	$1,641,542
2/22	$1,349,520	$1,592,476
3/22	$1,342,476	$1,556,509
4/22	$1,279,373	$1,469,926
5/22	$1,279,079	$1,476,398
6/22	$1,189,855	$1,378,292
7/22	$1,205,997	$1,374,906
8/22	$1,206,291	$1,380,646
9/22	$1,101,217	$1,218,790
10/22	$1,118,241	$1,180,948
11/22	$1,237,109	$1,356,104
12/22	$1,225,566	$1,337,043
1/23	$1,297,468	$1,442,618
2/23	$1,239,817	$1,349,075
3/23	$1,265,404	$1,389,935
4/23	$1,275,120	$1,374,183
5/23	$1,246,942	$1,351,102
6/23	$1,294,229	$1,402,403
7/23	$1,369,370	$1,489,704
8/23	$1,310,423	$1,397,938
9/23	$1,274,796	$1,361,379
10/23	$1,224,595	$1,308,483
11/23	$1,306,537	$1,413,201
12/23	$1,356,093	$1,468,449
1/24	$1,311,862	$1,400,264
2/24	$1,353,693	$1,466,877
3/24	$1,380,781	$1,503,226
4/24	$1,379,409	$1,509,952
5/24	$1,407,526	$1,518,480
6/24	$1,412,669	$1,578,375
7/24	$1,430,156	$1,583,072
8/24	$1,450,729	$1,608,631
9/24	$1,510,390	$1,716,048
10/24	$1,456,900	$1,639,730
11/24	$1,432,213	$1,580,814
12/24	$1,422,859	$1,578,643
1/25	$1,445,091	$1,606,854
2/25	$1,445,450	$1,614,638
3/25	$1,463,379	$1,624,860
4/25	$1,493,141	$1,646,212
5/25	$1,544,060	$1,716,443
6/25	$1,613,625	$1,819,648
7/25	$1,644,822	$1,855,111
8/25	$1,694,665	$1,878,906
9/25	$1,750,604	$2,013,313
10/25	$1,796,861	$2,097,451
11/25	$1,793,993	$2,047,291
12/25	$1,825,184	$2,108,531
1/26	$1,962,317	$2,295,195
2/26	$2,033,702	$2,421,324
3/26	$1,878,159	$2,105,051
4/26	$2,000,264	$2,414,721
5/26	$2,034,453	$2,648,621
6/26	$1,999,512	$2,611,325

Average Annual Total Returns (%)Footnote Reference1

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	23.91%	6.45%	7.17%
MSCI Emerging Markets Index (net of foreign withholding taxes)	43.51%	7.19%	10.07%
Footnote	Description
Footnote[1]	Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$589,507,405
# of Portfolio Holdings	1,451
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$2,582,435

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Table Summary
Value	Value
Developed Europe	0.6%
North America	1.3%
Africa	8.4%
Middle East	10.7%
Emerging Europe	12.8%
Latin America	14.3%
Asia	51.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%
Samsung Electronics Co. Ltd.	2.0%
SK Hynix, Inc.	1.8%
Delta Electronics (Thailand) PCL	1.6%
MTN Group Ltd.	0.9%
America Movil SAB de CV, Series B	0.9%
Tencent Holdings Ltd.	0.9%
Naspers Ltd., Class N	0.6%
Turkiye Petrol Rafinerileri AS	0.6%
Infosys Ltd.	0.5%
Total	12.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report June 30, 2026

EITEX-TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by the report. The new Fund policy is substantially similar to the superseded Fund policy but now has an expanded scope that applies to 1940 Act Fund families. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that George J. Gorman, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Parametric Tax-Managed Emerging Markets Fund (the “Fund”), is a series of Eaton Vance Series Trust II (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 2 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual reports.

(a)-(d)

The following table presents the aggregate fees billed to the Fund for the Fund’s fiscal years ended June 30, 2025 and June 30, 2026 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during those periods.

Parametric Tax-Managed Emerging Markets Fund

Fiscal Years Ended	06/30/25	06/30/26
Audit Fees	$80,600	$80,600
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$80,600	$80,600

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have varying fiscal year ends (June 30 and October 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	10/31/24	06/30/25	10/31/25	06/30/26
Audit Fees	$96,200	$80,600	$96,584	$80,600
Audit-Related Fees(1)	$0	$0	$0	$0
Tax Fees(2)	$0	$0	$0	$0
All Other Fees(3)	$0	$0	$277	$0

Total	$96,200	$80,600	$96,811	$80,600

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Fund; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last 2 fiscal years of each Fund.

Fiscal Years Ended	10/31/24	06/30/25	10/31/25	06/30/26
Registrant(1)	$0	$0	$227	$0
Eaton Vance(2)	$18,490	$18,490	$18,490	$19,414

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Morgan Stanley act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Parametric
Tax-Managed Emerging
Markets Fund
Annual Financial Statements and
Additional Information
June 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-260-0761 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information June 30, 2026
Parametric
Tax-Managed Emerging Markets Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2026
Portfolio of Investments

Common Stocks — 99.7%
Security	Shares	Value
Argentina — 1.1%
Banco BBVA Argentina SA ADR(1)	11,711	$ 229,653
Banco Macro SA ADR(2)	1,900	175,921
Central Puerto SA ADR(2)	18,400	273,424
CRESUD SA ADR(1)(2)	6,822	76,474
IRSA Inversiones y Representaciones SA ADR(1)(2)	16,898	260,905
Loma Negra Cia Industrial Argentina SA ADR(1)(2)	13,400	153,430
MercadoLibre, Inc.(2)	1,715	2,911,024
Pampa Energia SA ADR(2)	6,575	540,005
Telecom Argentina SA ADR	17,600	228,800
Transportadora de Gas del Sur SA, Class B ADR(2)	16,270	483,707
YPF SA ADR(2)	29,664	1,348,822
		$ 6,682,165
Bahrain — 0.5%
Al Salam Bank BSC	3,904,514	$ 2,254,260
GFH Bank BSC	956,057	544,633
		$ 2,798,893
Bangladesh — 0.6%
Al-Arafah Islami Bank PLC(2)	356,656	$ 44,994
Bangladesh Export Import Co. Ltd.(2)(3)	260,017	0
Beximco Pharmaceuticals PLC(2)	241,766	276,299
BRAC Bank PLC	534,451	284,554
British American Tobacco Bangladesh Co. Ltd.	64,426	115,088
City Bank PLC	619,303	161,158
Eastern Bank PLC	349,566	70,768
GrameenPhone Ltd.	130,473	274,913
Jamuna Oil Co. Ltd.	50,340	76,210
LafargeHolcim Bangladesh PLC	384,898	175,307
LankaBangla Finance PLC(2)	385,824	52,014
Meghna Petroleum Ltd.	38,062	67,152
Olympic Industries PLC	50,610	63,754
Padma Oil PLC	25,811	42,361
Pubali Bank PLC	582,169	174,475
Robi Axiata PLC	456,067	120,594
Square Pharmaceuticals PLC	533,712	970,986
Summit Power Ltd.	372,759	46,928
Unique Hotel & Resorts PLC	194,668	65,575
United Commercial Bank PLC(2)	1,306,891	95,480
Uttara Bank PLC	645,876	114,399
		$ 3,293,009
Security	Shares	Value
Botswana — 0.4%
First National Bank of Botswana Ltd.	1,246,418	$ 498,955
Letshego Africa Holdings Ltd.(2)	2,688,951	159,998
Sechaba Brewery Holdings Ltd.	731,999	2,007,498
		$ 2,666,451
Brazil — 4.3%
Adecoagro SA	5,342	$ 51,016
Allos SA	33,689	183,119
AMBEV SA	361,925	1,142,080
Arcos Dorados Holdings, Inc., Class A	25,165	202,830
Axia Energia SA	58,373	614,901
Axia Energia SA, Class C, PFC Shares(2)	17,268	177,325
B3 SA - Brasil Bolsa Balcao	78,355	220,541
Banco Bradesco SA, PFC Shares	73,630	258,161
Banco BTG Pactual SA	19,700	206,414
Banco do Brasil SA	32,100	123,804
BB Seguridade Participacoes SA	13,800	104,710
Bradsaude SA	89,700	249,867
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR(1)	138,690	801,628
Cia Energetica de Minas Gerais, PFC Shares	87,660	184,581
Cia Siderurgica Nacional SA ADR(1)(2)	51,900	47,488
Cogna Educacao SA	461,230	201,028
Construtora Tenda SA	23,300	164,968
Cosan SA(2)	87,216	62,511
Cury Construtora e Incorporadora SA	21,300	144,660
Cyrela Brazil Realty SA Empreendimentos e Participacoes	64,624	288,175
Cyrela Brazil Realty SA Empreendimentos e Participacoes, PFC Shares(2)	12,251	50,952
Direcional Engenharia SA	57,300	154,508
Embraer SA	48,700	772,155
Energisa SA	13,200	122,736
Eneva SA(2)	28,400	146,998
Engie Brasil Energia SA	17,955	121,142
Equatorial SA	54,600	411,856
Fleury SA	83,895	250,273
Gerdau SA, PFC Shares	81,920	329,756
GPS Participacoes e Empreendimentos SA(4)	39,644	89,006
Grupo Mateus SA	59,000	41,944
Hypera SA	64,000	257,994
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	34,500	94,098
Isa Energia Brasil SA, PFC Shares	19,852	108,099
Itau Unibanco Holding SA, PFC Shares	63,296	517,177
Itausa SA, PFC Shares	65,127	168,801
JBS NV BDR	39,501	465,613

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2026
Portfolio of Investments — continued

Security	Shares	Value
Brazil (continued)
JHSF Participacoes SA	45,370	$ 99,576
Klabin SA, PFC Shares	261,085	169,427
Localiza Rent a Car SA	68,732	553,073
Localiza Rent a Car SA, PFC Shares	2,643	20,474
Lojas Renner SA	151,240	432,424
Magazine Luiza SA	50,715	45,977
Marcopolo SA, PFC Shares	66,660	77,348
MBRF Global Foods Co. SA	42,124	147,124
Metalurgica Gerdau SA, PFC Shares	75,198	134,160
Motiva Infraestrutura de Mobilidade SA	87,500	247,806
MRV Engenharia e Participacoes SA(2)	47,000	48,072
Multiplan Empreendimentos Imobiliarios SA	13,100	74,276
Natura Cosmeticos SA(2)	55,700	94,195
NU Holdings Ltd., Class A(2)	46,800	625,248
Petroleo Brasileiro SA, PFC Shares	336,491	2,463,894
Prio SA(2)	29,300	295,991
Raia Drogasil SA	142,955	465,504
Rede D'Or Sao Luiz SA(4)	180,700	1,214,981
Rumo SA	111,299	289,550
Sendas Distribuidora SA	157,100	265,977
SLC Agricola SA	27,112	67,750
Smartfit Escola de Ginastica e Danca SA	59,800	228,089
StoneCo Ltd., Class A	7,900	85,636
Suzano SA	29,141	224,387
Telefonica Brasil SA	144,460	950,045
TIM SA	147,500	624,881
TOTVS SA	109,500	608,769
Transmissora Alianca de Energia Eletrica SA	9,676	74,562
Ultrapar Participacoes SA	132,248	667,606
Vale SA	150,018	2,263,216
Vibra Energia SA	230,551	1,334,903
Vivara Participacoes SA	37,500	166,205
WEG SA	109,328	993,467
YDUQS Participacoes SA	28,300	48,681
		$ 25,636,189
Bulgaria — 0.3%
Bulgartabac Holding AD(2)	3,450	$ 5,430
Industrial Holding Bulgaria PLC(2)	443,968	406,695
Sopharma AD	739,785	1,633,134
		$ 2,045,259
Chile — 2.3%
Aguas Andinas SA, Class A, Series A	522,654	$ 187,136
Banco de Chile	4,234,435	829,007
Banco de Credito e Inversiones SA	9,960	654,328
Security	Shares	Value
Chile (continued)
Banco Santander Chile ADR	23,249	$ 765,590
CAP SA(2)	24,894	175,507
Cencosud SA	327,793	757,295
Cencosud Shopping SA	119,585	306,367
Cia Cervecerias Unidas SA ADR(1)	23,700	265,440
Cia Sud Americana de Vapores SA	10,549,689	501,186
Colbun SA	1,586,584	228,876
Embotelladora Andina SA, Class B, Series B ADR	18,372	535,728
Empresa Nacional de Telecomunicaciones SA	65,748	256,726
Empresas CMPC SA	143,375	159,554
Empresas COPEC SA	93,474	583,069
Enel Americas SA	3,821,067	342,334
Enel Chile SA	6,569,086	577,132
Engie Energia Chile SA	118,694	231,732
Falabella SA	292,253	1,824,590
Inversiones Aguas Metropolitanas SA	149,380	149,386
Parque Arauco SA	191,436	802,504
Plaza SA	94,688	390,269
Quinenco SA	108,178	460,537
Ripley Corp. SA	469,201	195,932
Sociedad Quimica y Minera de Chile SA ADR	25,400	1,880,616
SONDA SA	236,334	74,338
Vina Concha y Toro SA	162,058	151,166
		$ 13,286,345
China — 13.2%
AAC Technologies Holdings, Inc.	70,500	$ 386,339
Agricultural Bank of China Ltd., Class H	323,000	220,318
Air China Ltd., Class H(2)	366,000	199,040
Akeso, Inc.(1)(2)(4)	38,000	427,871
Alibaba Group Holding Ltd. ADR(1)	14,454	1,387,295
Alibaba Health Information Technology Ltd.(1)(2)	550,000	217,100
Aluminum Corp. of China Ltd., Class H	534,000	512,865
Anhui Conch Cement Co. Ltd., Class H	186,000	398,501
ANTA Sports Products Ltd.	47,143	428,987
Baidu, Inc. ADR(1)(2)	5,200	594,308
Bank of China Ltd., Class H	844,275	538,414
Bank of Communications Co. Ltd., Class H	369,000	317,537
Beijing Enterprises Holdings Ltd.	95,500	327,741
Beijing Enterprises Water Group Ltd.	806,000	232,479
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	234,800	156,888
Belite Bio, Inc. ADR(2)	781	120,262
BeOne Medicines Ltd. ADR(2)	4,425	1,260,992
BOE Technology Group Co. Ltd., Class A	249,300	320,625
BYD Co. Ltd., Class H	41,014	380,032
BYD Electronic International Co. Ltd.(1)	92,500	248,593

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2026
Portfolio of Investments — continued

Security	Shares	Value
China (continued)
CGN Power Co. Ltd., Class H(4)	1,143,000	$ 390,823
Changchun High-Tech Industry Group Co. Ltd., Class A	11,600	114,134
Chaozhou Three-Circle Group Co. Ltd., Class A	49,900	1,247,221
China CITIC Bank Corp. Ltd., Class H	153,000	129,882
China Conch Venture Holdings Ltd.	132,000	183,612
China Construction Bank Corp., Class H	722,745	745,477
China Everbright Environment Group Ltd.	262,148	152,667
China Hongqiao Group Ltd.	202,500	522,195
China International Marine Containers Group Co. Ltd., Class H(1)(2)	105,261	100,024
China Jushi Co. Ltd., Class A	12,300	133,126
China Life Insurance Co. Ltd., Class H	106,000	362,808
China Longyuan Power Group Corp. Ltd., Class H	379,000	242,016
China Mengniu Dairy Co. Ltd.	163,000	334,846
China Merchants Bank Co. Ltd., Class H	56,000	321,539
China Merchants Port Holdings Co. Ltd.	84,000	132,426
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A(3)	935,251	0
China National Nuclear Power Co. Ltd., Class A	131,600	175,246
China Nonferrous Mining Corp. Ltd.	118,000	171,421
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	77,200	549,776
China Oilfield Services Ltd., Class H	266,000	211,457
China Overseas Land & Investment Ltd.	346,360	534,569
China Petroleum & Chemical Corp., Class H	3,344,200	1,708,182
China Power International Development Ltd.(1)	694,000	242,843
China Railway Group Ltd., Class H	400,000	169,374
China Resources Beer Holdings Co. Ltd.	112,000	305,053
China Resources Land Ltd.	262,611	1,008,900
China Resources Power Holdings Co. Ltd.(1)	272,000	587,920
China Shenhua Energy Co. Ltd., Class H	431,574	2,210,659
China Southern Airlines Co. Ltd., Class H(2)	562,500	244,080
China State Construction International Holdings Ltd.	180,000	160,143
China Tourism Group Duty Free Corp. Ltd., Class A	11,076	87,781
China Vanke Co. Ltd., Class H(1)(2)	102,117	27,684
China Yangtze Power Co. Ltd., Class A	196,200	765,881
CITIC Ltd.	415,000	563,198
CITIC Securities Co. Ltd., Class H	43,500	151,856
CMOC Group Ltd., Class H	1,020,000	1,992,485
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(1)	330,000	582,750
COSCO SHIPPING Holdings Co. Ltd., Class H(1)	350,294	582,019
Country Garden Services Holdings Co. Ltd.	153,425	95,311
CRRC Corp. Ltd., Class H	327,000	187,552
CSPC Pharmaceutical Group Ltd.	924,560	825,868
Dongyue Group Ltd.	189,000	462,191
East Money Information Co. Ltd., Class A	35,789	107,891
Security	Shares	Value
China (continued)
Fufeng Group Ltd.	162,000	$ 97,974
Full Truck Alliance Co. Ltd. ADR	36,500	296,380
Ganfeng Lithium Group Co. Ltd., Class A	23,100	223,794
Ganfeng Lithium Group Co. Ltd., Class H(4)	72,000	464,696
GDS Holdings Ltd., Class A(2)	34,300	127,566
GEM Co. Ltd., Class A	124,200	121,585
GoerTek, Inc., Class A	14,500	48,358
Great Wall Motor Co. Ltd., Class H	154,259	172,984
Greentown China Holdings Ltd.(1)(2)	116,500	100,638
Guangdong Investment Ltd.	294,829	292,126
Guanghui Energy Co. Ltd., Class A	306,545	222,233
Haier Smart Home Co. Ltd., Class A	85,729	258,548
Hansoh Pharmaceutical Group Co. Ltd.(4)	176,000	666,957
Hengan International Group Co. Ltd.	39,500	109,675
Hua Hong Grace Semiconductor Ltd., Class H(2)(4)	66,000	1,833,449
Huadian Power International Corp. Ltd., Class H	448,000	213,196
Huadong Medicine Co. Ltd., Class A	30,560	126,802
Hualan Biological Engineering, Inc., Class A	59,670	107,362
Huaneng Power International, Inc., Class H(1)	764,000	534,367
Huayu Automotive Systems Co. Ltd., Class A	82,100	188,165
Hundsun Technologies, Inc., Class A	23,173	72,732
Iflytek Co. Ltd., Class A	37,950	229,487
Industrial & Commercial Bank of China Ltd., Class H	619,000	508,500
Industrial Bank Co. Ltd., Class A	17,782	43,424
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	34,300	121,077
Innovent Biologics, Inc.(2)(4)	90,000	916,776
J&T Global Express Ltd.(2)	194,600	207,796
JD Health International, Inc.(2)(4)	63,250	266,361
JD Logistics, Inc.(2)(4)	77,200	116,191
JD.com, Inc., Class A	26,900	342,717
Jiangsu Expressway Co. Ltd., Class H	268,000	313,325
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	53,872	414,440
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	38,750	146,892
Jiangxi Copper Co. Ltd., Class H	255,000	1,017,864
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	41,300	105,756
KE Holdings, Inc. ADR(1)	71,400	1,037,442
KE Holdings, Inc., Class A	52,600	253,061
Kingboard Holdings Ltd.	71,200	1,078,736
Kingsoft Corp. Ltd.	44,400	126,462
Kunlun Energy Co. Ltd.	510,000	418,206
Kweichow Moutai Co. Ltd., Class A	4,910	858,529
Legend Biotech Corp. ADR(2)	3,700	106,856
Lenovo Group Ltd.	414,000	1,228,464
Li Ning Co. Ltd.	70,312	132,550
LONGi Green Energy Technology Co. Ltd., Class A(2)	241,144	467,641

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2026
Portfolio of Investments — continued

Security	Shares	Value
China (continued)
Luxshare Precision Industry Co. Ltd., Class A	21,651	$ 226,105
Luzhou Laojiao Co. Ltd., Class A	7,900	90,502
Maanshan Iron & Steel Co. Ltd., Class H(2)	1,305,000	278,561
Meituan, Class B(2)(4)	43,041	379,937
MMG Ltd.(1)(2)	1,232,000	1,105,021
NARI Technology Co. Ltd., Class A	96,652	326,286
NAURA Technology Group Co. Ltd., Class A	5,400	708,219
NetEase, Inc. ADR	7,200	922,608
New China Life Insurance Co. Ltd., Class H	12,900	76,027
Ningxia Baofeng Energy Group Co. Ltd., Class A	41,400	123,945
Nongfu Spring Co. Ltd., Class H(4)	61,200	310,622
Orient Overseas International Ltd.(1)	8,500	132,478
PDD Holdings, Inc. ADR(2)	4,900	373,772
PetroChina Co. Ltd., Class H	2,370,300	2,558,172
PICC Property & Casualty Co. Ltd., Class H	130,000	238,553
Ping An Insurance Group Co. of China Ltd., Class H(1)	75,046	490,709
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	145,015	152,829
Sanan Optoelectronics Co. Ltd., Class A	53,900	169,279
SDIC Power Holdings Co. Ltd., Class A	112,800	221,321
Shandong Gold Mining Co. Ltd., Class A	86,844	299,375
Shandong Gold Mining Co. Ltd., Class H(4)	116,500	250,788
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	98,500	190,186
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	173,400	252,273
Shenergy Co. Ltd., Class A	227,799	293,384
Shenzhen Energy Group Co. Ltd., Class A	290,352	266,009
Shenzhen Inovance Technology Co. Ltd., Class A	37,700	369,689
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	56,300	264,856
Sichuan Chuantou Energy Co. Ltd., Class A	152,000	317,537
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H(1)(2)	2,300	128,330
Sino Biopharmaceutical Ltd.	1,422,750	803,980
Sinopec Oilfield Service Corp., Class H(1)(2)	2,725,500	193,691
Sinopec Shanghai Petrochemical Co. Ltd., Class H(2)	1,272,000	176,996
Sinopharm Group Co. Ltd., Class H	138,800	282,404
Sinotruk Hong Kong Ltd.	50,500	249,570
SITC International Holdings Co. Ltd.	84,000	336,970
Structure Therapeutics, Inc. ADR(2)	3,100	166,377
Sunny Optical Technology Group Co. Ltd.	43,400	339,849
TBEA Co. Ltd., Class A	100,584	335,459
TCL Technology Group Corp., Class A	410,080	353,414
Tencent Holdings Ltd.	91,511	5,049,810
Tingyi (Cayman Islands) Holding Corp.	278,000	346,639
TravelSky Technology Ltd., Class H(2)	93,000	96,072
Trip.com Group Ltd. ADR(2)	8,800	350,592
Tsingtao Brewery Co. Ltd., Class H	70,000	385,257
Uni-President China Holdings Ltd.	290,000	249,906
Security	Shares	Value
China (continued)
Wanhua Chemical Group Co. Ltd., Class A	41,920	$ 423,878
Want Want China Holdings Ltd.	391,000	168,858
Weichai Power Co. Ltd., Class H	222,200	974,698
WH Group Ltd.(4)	573,500	608,090
Wuliangye Yibin Co. Ltd., Class A	21,600	235,908
WuXi AppTec Co. Ltd., Class H(4)	22,000	433,081
WuXi Biologics Cayman, Inc.(2)(4)	200,000	889,511
Xiaomi Corp., Class B(1)(2)(4)	438,801	1,218,775
Xinyi Glass Holdings Ltd.(1)	132,000	143,862
Yangzijiang Financial Holding Ltd.(2)	316,000	52,700
Yangzijiang Shipbuilding Holdings Ltd.	186,200	493,952
Yankuang Energy Group Co. Ltd., Class H(1)	639,600	901,134
Youngor Fashion Co. Ltd., Class A	80,800	89,712
Yunnan Baiyao Group Co. Ltd., Class A	20,557	143,598
Zhaojin Mining Industry Co. Ltd., Class H	278,000	587,927
Zhejiang Expressway Co. Ltd., Class H	274,000	207,324
Zhongji Innolight Co. Ltd., Class A	3,000	571,235
Zhuzhou CRRC Times Electric Co. Ltd., Class H	60,800	311,556
Zijin Mining Group Co. Ltd., Class H	546,000	1,930,653
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	209,800	185,214
ZTE Corp., Class H(1)	172,939	507,671
		$ 77,552,909
Colombia — 0.6%
Cementos Argos SA	256,701	$ 829,080
Ecopetrol SA	1,197,251	852,873
Geopark Ltd.(1)	11,800	107,380
Grupo Argos SA	24,040	124,482
Grupo Cibest SA	18,160	414,391
Grupo Cibest SA ADR	9,000	714,870
Grupo de Inversiones Suramericana SA	7,733	124,426
Interconexion Electrica SA ESP	53,689	463,348
		$ 3,630,850
Croatia — 0.7%
Adris Grupa DD, PFC Shares	6,147	$ 730,812
Arena Hospitality Group DD	2,091	100,481
Atlantic Grupa DD	2,113	123,372
Ericsson Nikola Tesla DD	881	205,271
Hrvatski Telekom DD	25,199	1,189,060
Koncar-Elektroindustrija DD	284	335,523
Plava Laguna DD(2)	217	90,199
Podravka Prehrambena Ind DD	2,414	430,284

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2026
Portfolio of Investments — continued

Security	Shares	Value
Croatia (continued)
Valamar Riviera DD	93,891	$ 882,453
Zagrebacka Banka DD	6,564	173,932
		$ 4,261,387
Czech Republic — 0.5%
CEZ AS	39,089	$ 2,286,038
Colt CZ Group SE(1)	5,528	238,609
Komercni Banka AS	8,045	368,917
Moneta Money Bank AS(4)	22,255	195,151
Philip Morris CR AS	176	146,725
		$ 3,235,440
Egypt — 0.6%
Abou Kir Fertilizers & Chemical Industries	131,900	$ 181,299
Commercial International Bank - Egypt (CIB)	382,689	994,472
Eastern Co. SAE	901,970	688,523
EFG Holding SAE	177,914	96,876
E-Finance for Digital & Financial Investments	89,281	36,971
Egyptian International Pharmaceutical Industries Co.	37,035	65,963
ElSewedy Electric Co.	202,870	355,026
Fawry for Banking & Payment Technology Services SAE(2)	214,067	80,430
Madinet Masr For Housing & Development	758,558	113,000
Misr Fertilizers Production Co. SAE	236,714	169,399
Oriental Weavers	309,329	140,966
Talaat Moustafa Group	268,673	518,088
		$ 3,441,013
Estonia — 0.4%
Tallink Grupp AS	2,438,014	$ 1,711,081
TKM Grupp AS	81,562	854,077
		$ 2,565,158
Ghana — 0.1%
Aluworks Ltd.(2)(3)	5,176,100	$ 0
CalBank PLC(2)	341,902	23,622
Unilever Ghana PLC	249,000	648,877
		$ 672,499
Greece — 1.2%
Aegean Airlines SA	6,052	$ 87,929
Allwyn AG(1)	28,777	458,449
Alpha Bank SA	71,355	322,979
Athens Water Supply & Sewage Co. SA(1)	7,175	88,101
Costamare Bulkers Holdings Ltd.(2)	2,793	49,045
Costamare, Inc.	13,966	195,803
Eurobank SA, Class A	152,461	727,143
Security	Shares	Value
Greece (continued)
GEK TERNA SA	9,891	$ 497,943
Hellenic Telecommunications Organization SA	26,032	578,063
Helleniq Energy Holdings SA	15,741	198,703
Holding Co. ADMIE IPTO SA	11,109	59,072
HUUUGE, Inc.(2)(4)	13,930	80,007
JUMBO SA	22,835	585,894
LAMDA Development SA(2)	8,969	68,424
Metlen Energy & Metals PLC(1)	10,614	500,425
Motor Oil (Hellas) Corinth Refineries SA	15,688	688,140
National Bank of Greece SA	40,468	699,147
Public Power Corp. SA	21,822	574,099
Titan SA	9,557	568,171
		$ 7,027,537
Hungary — 0.6%
Magyar Telekom Telecommunications PLC	45,429	$ 386,831
MOL Hungarian Oil & Gas PLC(2)	68,932	818,794
OTP Bank Nyrt	9,818	1,450,178
Richter Gedeon Nyrt	21,034	815,364
		$ 3,471,167
Iceland — 0.6%
Alvotech SA(2)	9,000	$ 33,210
Arion Banki Hf.(4)	210,165	316,654
Bera Hf.(2)	893,270	107,920
Brim Hf.	523,945	372,768
Eik Fasteignafelag Hf.	1,131,355	129,467
Festi Hf.	222,762	550,727
Hagar Hf.	396,887	375,389
Hampidjan Hf.	59,529	40,256
Heimar Hf.	423,843	113,838
Icelandair Group Hf.(2)	13,184,090	81,062
Isfelag Hf.	41,622	51,313
Islandsbanki Hf.	275,616	309,856
Kvika banki Hf.	595,941	62,514
Reitir Fasteignafelag Hf.	163,765	151,103
Sildarvinnslan Hf.	274,152	268,030
Siminn Hf.	2,714,834	257,863
Sjova-Almennar Tryggingar Hf.	328,847	103,557
Skagi Hf.	349,531	50,759
		$ 3,376,286
India — 6.6%
ABB India Ltd.	2,412	$ 179,576
ACC Ltd.	3,567	50,069
Adani Enterprises Ltd.	8,725	280,392

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2026
Portfolio of Investments — continued

Security	Shares	Value
India (continued)
Adani Green Energy Ltd.(2)	9,292	$ 146,762
Adani Ports & Special Economic Zone Ltd.	13,219	253,222
Adani Power Ltd.(2)	185,895	439,930
Adani Total Gas Ltd.	22,093	171,021
Alkem Laboratories Ltd.	3,800	223,648
Apollo Hospitals Enterprise Ltd.	3,512	322,359
Ashok Leyland Ltd.	151,080	252,462
Asian Paints Ltd.	13,099	364,979
Astral Ltd.	4,133	58,381
Aurobindo Pharma Ltd.	23,200	387,432
Avenue Supermarts Ltd.(2)(4)	4,100	189,833
Axis Bank Ltd.	25,838	367,730
Bajaj Auto Ltd.	1,140	117,258
Bajaj Finance Ltd.	20,000	212,712
Bharat Electronics Ltd.	37,872	165,059
Bharat Forge Ltd.	14,994	340,139
Bharat Petroleum Corp. Ltd.	73,200	235,480
Bharti Airtel Ltd.	138,700	2,717,027
Biocon Ltd.	15,452	68,336
Bosch Ltd.	952	401,985
Britannia Industries Ltd.	3,000	163,321
CG Power & Industrial Solutions Ltd.	24,000	242,069
Cipla Ltd.	26,154	405,372
Coforge Ltd.	25,917	402,360
Colgate-Palmolive (India) Ltd.	4,100	86,612
Container Corp. of India Ltd.	14,735	74,079
Cummins India Ltd.	1,875	112,326
Dabur India Ltd.	16,400	73,218
Divi's Laboratories Ltd.	6,919	481,378
DLF Ltd.	38,758	254,383
Dr. Lal PathLabs Ltd.(4)	8,428	146,542
Dr. Reddy's Laboratories Ltd.	32,090	462,353
Eicher Motors Ltd.	3,700	277,069
Embassy Office Parks REIT	41,800	193,464
Fortis Healthcare Ltd.	43,036	435,455
GAIL (India) Ltd.	144,000	264,351
GlaxoSmithKline Pharmaceuticals Ltd.	6,312	163,501
Glenmark Pharmaceuticals Ltd.	12,558	292,599
Godrej Consumer Products Ltd.	9,364	100,049
Godrej Properties Ltd.(2)	7,252	143,376
Grasim Industries Ltd.	8,195	268,646
Havells India Ltd.	10,504	128,916
HCL Technologies Ltd.	42,337	480,884
HDFC Bank Ltd.	51,945	438,388
HDFC Life Insurance Co. Ltd.(4)	7,000	42,644
Hero MotoCorp Ltd.	7,524	381,893
Security	Shares	Value
India (continued)
Hindalco Industries Ltd.	29,400	$ 298,614
Hindustan Aeronautics Ltd.(5)	5,400	250,306
Hindustan Petroleum Corp. Ltd.	73,122	305,880
Hindustan Unilever Ltd.	15,529	347,770
Hindustan Zinc Ltd.	27,461	155,143
ICICI Bank Ltd.	36,451	532,084
Indian Hotels Co. Ltd.	22,700	171,609
Indian Oil Corp. Ltd.	132,000	194,910
Indus Towers Ltd.(2)	33,340	137,998
IndusInd Bank Ltd.	5,700	55,743
Info Edge India Ltd.	27,000	279,607
Infosys Ltd.	297,302	3,151,990
InterGlobe Aviation Ltd.(4)	3,500	198,838
ITC Hotels Ltd.	7,184	13,687
ITC Ltd.	71,847	217,905
Jindal Steel Ltd.	26,049	292,141
Jio Financial Services Ltd.	45,331	113,467
JSW Steel Ltd.	30,895	400,717
Kotak Mahindra Bank Ltd.	45,205	187,530
Kwality Wall's India Ltd.(2)	23,929	8,901
Larsen & Toubro Ltd.	11,538	505,909
Laurus Labs Ltd.(4)	18,991	304,870
LTM Ltd.(4)	9,527	356,975
Lupin Ltd.	13,532	345,868
Mahindra & Mahindra Ltd.	15,361	499,613
Marico Ltd.	24,500	216,666
Maruti Suzuki India Ltd.	3,087	461,522
Max Healthcare Institute Ltd.	25,200	300,946
Mphasis Ltd.	14,131	323,693
Nestle India Ltd.	17,300	256,859
NTPC Ltd.	178,878	674,399
Oracle Financial Services Software Ltd.	1,700	193,917
Persistent Systems Ltd.	9,067	415,672
Petronet LNG Ltd.	70,400	209,088
Phoenix Mills Ltd.	17,000	350,593
PI Industries Ltd.	3,875	104,704
Pidilite Industries Ltd.	8,400	141,555
Piramal Finance Ltd.	9,818	224,680
Power Grid Corp. of India Ltd.	139,964	423,344
Premier Energies Ltd.(4)	9,431	104,959
Radico Khaitan Ltd.	4,811	200,925
Reliance Industries Ltd.	171,624	2,351,011
SBI Life Insurance Co. Ltd.(4)	2,900	54,129
Siemens Energy India Ltd.	3,216	125,410
Siemens Ltd.(2)	3,216	122,453
SRF Ltd.	3,242	93,957

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2026
Portfolio of Investments — continued

Security	Shares	Value
India (continued)
State Bank of India GDR(5)	1,968	$ 213,407
Sterlite Technologies Ltd.(2)	35,346	231,175
Sun Pharmaceutical Industries Ltd.	42,592	838,518
Tata Communications Ltd.	20,183	420,546
Tata Consultancy Services Ltd.	47,763	1,026,593
Tata Consumer Products Ltd.	22,090	251,404
Tata Motors Ltd.	22,186	99,481
Tata Motors Passenger Vehicles Ltd.	43,938	163,886
Tata Power Co. Ltd.	113,900	464,472
Tata Steel Ltd.	197,542	393,166
Tech Mahindra Ltd.	27,077	403,028
Titan Co. Ltd.	11,734	546,526
Torrent Pharmaceuticals Ltd.	7,900	385,651
Trent Ltd.	4,500	156,307
Tube Investments of India Ltd.	2,704	86,696
TVS Motor Co. Ltd.	5,300	194,063
United Spirits Ltd.	14,200	203,104
UPL Ltd.	25,559	154,502
Varun Beverages Ltd.	27,500	147,846
Vedanta Aluminium Metal Ltd.(2)	52,000	246,358
Vedanta Iron & Steel Ltd.(2)	52,000	19,370
Vedanta Ltd.	52,000	154,839
Vedanta Oil & Gas Ltd.(2)	52,000	17,711
Vedanta Power Ltd.(2)	52,000	22,127
Voltas Ltd.	14,121	190,959
Waaree Energies Ltd.	2,753	86,037
Wipro Ltd.	81,736	147,563
Zydus Life Sciences Ltd.	19,960	234,729
		$ 38,639,661
Indonesia — 2.2%
Alamtri Minerals Indonesia Tbk. PT	796,300	$ 60,217
Alamtri Resources Indonesia Tbk. PT	3,538,300	448,475
Amman Mineral Internasional PT(2)	472,900	82,951
Aneka Tambang Persero Tbk. PT	1,547,400	226,444
Aspirasi Hidup Indonesia Tbk. PT	5,150,300	94,113
Astra International Tbk. PT	4,547,000	1,149,611
Astrindo Nusantara Infrastructure Tbk. PT(2)	14,364,900	91,203
Bank Central Asia Tbk. PT	1,605,900	500,407
Bank Mandiri Persero Tbk. PT	1,148,200	247,652
Bank Negara Indonesia Persero Tbk. PT	373,400	66,276
Bank Rakyat Indonesia Persero Tbk. PT	2,046,928	313,413
Barito Pacific Tbk. PT(2)	2,209,500	160,526
Barito Renewables Energy Tbk. PT(2)	2,998,000	520,848
Bukalapak.com Tbk. PT(2)	44,091,500	239,872
Bukit Asam Persero Tbk. PT	807,500	103,265
Security	Shares	Value
Indonesia (continued)
Bumi Resources Minerals Tbk. PT(2)	7,057,300	$ 189,115
Bumi Serpong Damai Tbk. PT(2)	1,381,900	42,205
Bumitama Agri Ltd.	33,000	41,701
Chandra Asri Pacific Tbk. PT	1,068,200	98,834
Chandra Daya Investasi Tbk. PT	2,987,000	94,293
Charoen Pokphand Indonesia Tbk. PT	416,300	79,135
Dayamitra Telekomunikasi PT(2)	4,315,000	130,204
Elang Mahkota Teknologi Tbk. PT	8,398,900	229,430
GoTo Gojek Tokopedia Tbk. PT(2)	461,816,600	1,292,758
Gudang Garam Tbk. PT	91,600	83,241
Indah Kiat Pulp & Paper Tbk. PT(2)	574,600	229,048
Indofood CBP Sukses Makmur Tbk. PT	340,600	129,630
Indofood Sukses Makmur Tbk. PT	819,000	306,388
Indosat Tbk. PT	1,969,200	191,108
ITSEC Asia Tbk. PT(2)	2,854,300	97,635
Japfa Comfeed Indonesia Tbk. PT	594,100	64,731
Jasa Marga (Persero) Tbk. PT	317,400	48,210
Kalbe Farma Tbk. PT	8,791,300	378,273
Map Aktif Adiperkasa PT	4,014,700	139,786
MD Entertainment Tbk. PT(2)	1,142,600	100,449
Medikaloka Hermina Tbk. PT(5)	5,314,800	242,579
Merdeka Battery Materials Tbk. PT(2)	3,738,500	97,447
Merdeka Copper Gold Tbk. PT(2)	1,209,700	165,500
Merdeka Gold Resources Tbk. PT(2)	447,600	140,882
Mitra Adiperkasa Tbk. PT	3,646,800	312,044
Mitra Keluarga Karyasehat Tbk. PT(5)	4,039,400	381,800
MNC Tourism Indonesia Tbk. PT(2)	11,734,000	48,645
Perusahaan Gas Negara Persero Tbk. PT	1,528,700	117,014
Petrindo Jaya Kreasi Tbk. PT(2)	3,121,000	93,778
Petrosea Tbk. PT(2)	289,400	60,722
Semen Indonesia Persero Tbk. PT	863,000	68,507
Sumber Alfaria Trijaya Tbk. PT	2,595,400	199,760
Surya Semesta Internusa Tbk. PT	1,059,800	89,048
Telkom Indonesia Persero Tbk. PT	10,656,300	1,415,490
Transcoal Pacific Tbk. PT	266,100	104,921
Triputra Agro Persada PT	795,700	64,484
Unilever Indonesia Tbk. PT	677,300	68,458
United Tractors Tbk. PT	602,400	775,236
XLSMART Telecom Sejahtera Tbk. PT	1,818,400	242,298
		$ 12,960,060
Jordan — 0.6%
Arab Bank PLC	96,372	$ 985,310
Arab Potash	13,801	787,524
Capital Bank of Jordan	20,818	82,563
International General Insurance Holdings Ltd.	10,200	266,934

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2026
Portfolio of Investments — continued

Security	Shares	Value
Jordan (continued)
Jordan Islamic Bank	7,797	$ 52,304
Jordan Petroleum Refinery Co.	47,712	572,280
Jordan Phosphate Mines	14,171	310,494
Jordanian Electric Power Co.	77,089	380,024
		$ 3,437,433
Kazakhstan — 0.6%
Freedom Holding Corp.(1)(2)	2,400	$ 313,128
Halyk Savings Bank of Kazakhstan JSC GDR(5)	30,869	924,158
Kaspi.KZ JSC ADR	3,710	321,434
KCell JSC GDR(2)(3)(5)	203,224	0
NAC Kazatomprom JSC GDR(5)	26,803	1,841,366
		$ 3,400,086
Kenya — 0.7%
ABSA Bank Kenya PLC	527,120	$ 130,453
East African Breweries PLC	359,076	759,826
Equity Group Holdings PLC	1,165,800	734,923
KCB Group PLC	804,860	488,811
Safaricom PLC	8,255,000	2,190,322
		$ 4,304,335
Kuwait — 1.2%
Agility Global PLC	1,031,757	$ 494,442
Agility Public Warehousing Co. KSCC	365,871	170,536
Al Ahli Bank of Kuwait KSCP	111,250	93,454
Boubyan Bank KSCP	97,744	200,192
Boubyan Petrochemicals Co. KSCP(2)	95,970	215,191
Gulf Bank KSCP	202,878	231,001
Gulf Cables & Electrical Industries Group Co. KSCP	13,228	78,001
Humansoft Holding Co. KSC	18,898	145,804
Kuwait Finance House KSCP	733,287	1,816,301
Kuwait International Bank KSCP	163,669	137,074
Mabanee Co. KPSC	269,816	805,090
Mobile Telecommunications Co. KSCP	387,776	763,230
National Bank of Kuwait SAKP	574,945	1,497,364
National Industries Co. KSC	17,934	16,272
National Industries Group Holding SAK	448,351	343,918
		$ 7,007,870
Lebanon — 0.0%
Bank Audi SAL GDR(2)(3)(5)	15,000	$ 0
		$ 0
Lithuania — 0.4%
Apranga PVA	85,161	$ 371,763
Security	Shares	Value
Lithuania (continued)
Artea Bankas AB	931,034	$ 929,448
KN Energies AB	1,044,642	567,267
Rokiskio Suris	157,707	774,137
		$ 2,642,615
Malaysia — 2.3%
Axiata Group Bhd.	310,975	$ 161,384
Bermaz Auto Bhd.	327,300	82,027
CelcomDigi Bhd.	332,600	218,009
CIMB Group Holdings Bhd.	147,724	268,938
Dialog Group Bhd.	991,150	450,277
EG Industries Bhd.	188,500	85,200
Elridge Energy Holdings Bhd.(2)	234,000	50,847
Fraser & Neave Holdings Bhd.	26,000	178,716
Gamuda Bhd.	342,600	368,082
Genting Bhd.	521,000	276,620
Genting Malaysia Bhd.	233,600	107,323
Greatech Technology Bhd.(2)	281,600	181,875
Hartalega Holdings Bhd.	297,000	72,256
Hong Leong Bank Bhd.	26,500	139,263
IGB Real Estate Investment Trust	202,800	137,423
IHH Healthcare Bhd.	755,800	1,559,456
IJM Corp. Bhd.	72,240	40,119
Inari Amertron Bhd.	1,398,150	781,311
IOI Corp. Bhd.	160,200	166,138
ITMAX SYSTEM Bhd.	111,200	133,418
KPJ Healthcare Bhd.	443,100	353,516
Kuala Lumpur Kepong Bhd.	29,450	152,967
Mah Sing Group Bhd.	409,600	98,210
Malayan Banking Bhd.	132,286	350,211
Malaysian Pacific Industries Bhd.	16,600	202,941
Maxis Bhd.	297,300	246,684
MBM Resources Bhd.	63,400	74,387
Mi Technovation Bhd.	121,400	144,898
MISC Bhd.	55,240	105,755
Mr DIY Group M Bhd.(4)	1,155,700	465,973
Petronas Chemicals Group Bhd.	106,800	105,669
Petronas Dagangan Bhd.	100,700	467,200
Petronas Gas Bhd.	50,974	218,741
PPB Group Bhd.	21,360	48,724
Press Metal Aluminium Holdings Bhd.	503,200	949,786
Public Bank Bhd.	342,790	404,103
QL Resources Bhd.	98,200	90,546
RHB Bank Bhd.	70,159	142,627
Riverstone Holdings Ltd.(1)	446,600	295,412
SD Guthrie Bhd.	207,609	304,359

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2026
Portfolio of Investments — continued

Security	Shares	Value
Malaysia (continued)
Sime Darby Bhd.	217,645	$ 114,595
Sunway Bhd.	136,000	172,089
Sunway Healthcare Holdings Bhd., Class B(2)	184,200	81,857
Sunway Real Estate Investment Trust	512,000	277,962
Telekom Malaysia Bhd.	378,200	691,303
Tenaga Nasional Bhd.	132,831	466,384
TIME dotCom Bhd.	154,100	233,246
Top Glove Corp. Bhd.	1,115,720	187,840
Velesto Energy Bhd.	882,400	57,257
ViTrox Corp. Bhd.	213,500	408,574
VSTECS Bhd.	96,100	42,216
Yinson Holdings Bhd.	320,000	149,250
Zetrix Ai Bhd.	173,700	32,480
		$ 13,596,444
Mauritius — 0.6%
ALMARYS Ltd.	57,167	$ 4,711
Alteo Ltd.	383,939	94,159
CIEL Ltd.	3,055,969	518,444
CIM Financial Services Ltd.	471,828	154,911
ER Group Ltd.	349,474	129,779
IBL Ltd.	160,284	84,839
Lavastone Ltd.	2,649,077	66,499
Lighthouse Properties PLC	1,499,636	726,156
MCB Group Ltd.	136,906	1,249,591
Miwa Sugar Ltd.(2)	383,939	42,324
Phoenix Beverages Ltd.	23,053	276,929
SBM Holdings Ltd.	1,216,364	164,647
Terra Mauricia Ltd.	84,900	30,771
United Basalt Products Ltd.	64,613	53,942
		$ 3,597,702
Mexico — 4.6%
Alpek SAB de CV(2)	216,944	$ 158,544
Alsea SAB de CV(1)	215,100	563,350
America Movil SAB de CV, Series B	3,930,590	5,108,924
Arca Continental SAB de CV(1)	25,800	308,523
Cemex SAB de CV, Series CPO(1)	1,004,718	1,206,524
Coca-Cola Femsa SAB de CV(1)	37,610	399,747
Corp. Inmobiliaria Vesta SAB de CV(1)	229,100	787,619
El Puerto de Liverpool SAB de CV, Class C1(1)	89,700	523,248
Empresas ICA SAB de CV(1)(2)(3)	21,849	0
Fibra MTY SAPI de CV	307,400	257,873
Fibra Uno Administracion SA de CV	438,067	752,761
Fomento Economico Mexicano SAB de CV, Series UBD	125,000	1,597,570
GCC SAB de CV	10,300	122,416
Security	Shares	Value
Mexico (continued)
Genomma Lab Internacional SAB de CV, Class B(1)	144,400	$ 123,695
Gruma SAB de CV, Class B(1)	13,000	209,673
Grupo Aeroportuario del Centro Norte SAB de CV(1)	52,500	742,040
Grupo Aeroportuario del Pacifico SAB de CV, Class B(1)	61,900	1,564,181
Grupo Aeroportuario del Sureste SAB de CV, Class B(1)	27,954	856,995
Grupo Bimbo SAB de CV, Series A(1)	137,408	448,663
Grupo Carso SAB de CV, Series A1(1)	91,500	682,869
Grupo Comercial Chedraui SA de CV(1)	17,000	86,995
Grupo Elektra SAB de CV(2)(3)	3,319	0
Grupo Financiero Banorte SAB de CV, Class O	98,000	1,037,861
Grupo Financiero Inbursa SAB de CV, Class O	143,216	341,344
Grupo Mexico SAB de CV, Series B	206,756	2,336,476
Grupo Televisa SAB, Series C(1)(2)	318,600	175,446
Industrias Penoles SAB de CV	12,314	537,478
Kimberly-Clark de Mexico SAB de CV, Class A	77,110	170,292
Megacable Holdings SAB de CV(1)	55,900	199,562
Nemak SAB de CV(2)(4)	1,641,216	305,954
Operadora De Sites Mexicanos SAB de CV, Class A1(1)	233,764	230,589
Orbia Advance Corp. SAB de CV(2)	58,867	75,942
Prologis Property Mexico SA de CV	296,078	1,278,278
Promotora y Operadora de Infraestructura SAB de CV	34,350	545,613
Sigma Foods SAB de CV, Series A(1)	419,369	384,896
Ternium SA ADR	3,422	146,119
Vista Energy SAB de CV ADR(2)	31,900	2,035,220
Wal-Mart de Mexico SAB de CV	317,964	932,028
		$ 27,235,308
Morocco — 0.6%
Attijariwafa Bank(2)	7,499	$ 549,490
Bank of Africa	4,089	84,494
Banque Centrale Populaire	4,384	125,658
Co. Sucrerie Marocaine et de Raffinage	16,760	367,756
Holcim Maroc SA	1,107	206,887
Itissalat Al-Maghrib	57,814	565,472
Label Vie	283	114,448
Managem SA	685	986,636
Societe d'Exploitation des Ports	3,355	304,614
TAQA Morocco SA	323	60,263
		$ 3,365,718
Oman — 0.6%
Al Anwar Ceramic Tiles Co. SAOG	72,000	$ 28,893
Asyad Shipping Co.	89,500	65,838
Bank Muscat SAOG	504,080	530,783
Bank Nizwa SAOG	418,120	146,947
National Bank of Oman SAOG	182,451	236,902

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2026
Portfolio of Investments — continued

Security	Shares	Value
Oman (continued)
Oman Cement Co. SAOG	99,831	$ 147,951
Oman Flour Mills Co. SAOG	46,327	66,472
Oman Telecommunications Co. SAOG	127,762	453,954
Omani Qatari Telecommunications Co. SAOG	204,765	173,573
OQ Exploration & Production SAOG	636,250	740,446
OQ Gas Networks SAOC	460,800	266,358
Renaissance Services SAOG	235,753	189,580
Sembcorp Salalah Power & Water Co. SAOG	377,934	250,626
Sohar International Bank SAOG	451,090	228,788
		$ 3,527,111
Pakistan — 0.6%
Engro Holdings Ltd.(2)	147,139	$ 152,766
Fauji Fertilizer Co. Ltd.	167,205	341,948
Habib Bank Ltd.	133,780	141,831
Hub Power Co. Ltd.	360,081	304,917
IBEX Holdings Ltd.(2)	5,700	173,109
Lucky Cement Ltd.	271,915	462,739
Mari Energies Ltd.	73,632	178,878
MCB Bank Ltd.	83,014	121,091
Meezan Bank Ltd.	116,683	217,022
Millat Tractors Ltd.	85,784	94,541
Nishat Mills Ltd.	155,957	88,891
Oil & Gas Development Co. Ltd.	199,423	241,877
Pakistan Oilfields Ltd.	55,863	138,670
Pakistan Petroleum Ltd.	207,887	183,355
Pakistan State Oil Co. Ltd.	118,797	146,980
Systems Ltd.	525,765	279,438
United Bank Ltd.	120,292	194,573
		$ 3,462,626
Panama — 0.3%
Bladex, Inc., Class E	13,600	$ 835,992
Copa Holdings SA, Class A	5,974	929,375
		$ 1,765,367
Peru — 1.2%
Alicorp SAA	15,006	$ 53,122
Cia de Minas Buenaventura SAA ADR	50,094	1,467,253
Credicorp Ltd.	5,572	2,170,740
Ferreycorp SAA	31,551	38,585
Orygen Peru SAA	40,586	32,892
Southern Copper Corp.	17,539	3,056,346
		$ 6,818,938
Security	Shares	Value
Philippines — 1.2%
Aboitiz Equity Ventures, Inc.	151,700	$ 81,371
Aboitiz Power Corp.	570,100	380,635
Alliance Global Group, Inc.	873,800	113,887
Apex Mining Co., Inc.	241,100	48,074
AREIT, Inc.	141,900	86,507
Ayala Corp.	24,828	169,606
Ayala Land, Inc.	272,408	65,816
Ayala Land, Inc.(2)(3)	3,534,608	0
Bank of the Philippine Islands	176,588	276,997
BDO Unibank, Inc.	139,537	270,895
Century Pacific Food, Inc.	620,600	313,982
China Banking Corp.	34,890	32,495
Converge Information & Communications Technology Solutions, Inc.	349,000	57,704
DigiPlus Interactive Corp.	305,900	58,607
Emperador, Inc.	943,200	233,820
Globe Telecom, Inc.	7,734	239,170
GT Capital Holdings, Inc.	8,700	68,881
International Container Terminal Services, Inc.	79,720	1,160,021
JG Summit Holdings, Inc.	298,772	129,396
Jollibee Foods Corp.	175,590	386,095
Manila Electric Co.	56,804	527,445
Manila Water Co., Inc.	104,800	59,792
Megaworld Corp.	2,140,300	72,593
Metropolitan Bank & Trust Co.	126,499	134,329
Monde Nissin Corp.(4)	1,950,200	229,219
PLDT, Inc.	20,100	369,868
Puregold Price Club, Inc.	267,040	176,679
Semirara Mining & Power Corp.	321,220	120,415
SM Investments Corp.	48,580	468,312
SM Prime Holdings, Inc.	968,450	285,949
Universal Robina Corp.	175,710	178,002
		$ 6,796,562
Poland — 2.4%
Allegro.eu SA(2)(4)	67,467	$ 679,046
Asseco Poland SA	13,348	594,296
Bank Millennium SA(2)	32,516	169,056
Bank Polska Kasa Opieki SA	9,363	570,449
Budimex SA	5,686	1,116,446
CD Projekt SA(2)	14,559	869,260
Cyfrowy Polsat SA(2)	43,504	175,170
Dino Polska SA(2)(4)	107,880	815,041
Erste Bank Polska SA	2,500	428,837
Grupa Kety SA	1,077	345,610
InPost SA(2)	27,708	488,301

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2026
Portfolio of Investments — continued

Security	Shares	Value
Poland (continued)
KGHM Polska Miedz SA	16,428	$ 1,451,833
KRUK SA	1,376	154,593
LPP SA	216	1,050,901
mBank SA(2)	627	227,523
Modivo SA(1)(2)	4,600	110,380
Neuca SA	578	106,797
Orange Polska SA	168,212	640,513
ORLEN SA	55,108	1,852,924
PGE Polska Grupa Energetyczna SA(2)	140,840	354,105
Powszechna Kasa Oszczednosci Bank Polski SA	40,893	1,122,802
Powszechny Zaklad Ubezpieczen SA	31,110	543,633
Tauron Polska Energia SA	167,120	405,535
		$ 14,273,051
Qatar — 1.1%
Al Meera Consumer Goods Co. QSC	28,548	$ 105,052
Al Rayan Bank	186,973	105,378
Barwa Real Estate Co.	320,609	207,620
Commercial Bank PSQC	116,405	129,314
Doha Bank QPSC	98,263	83,557
Dukhan Bank	80,218	73,458
Estithmar Holding QPSC(2)	194,383	235,774
Ezdan Holding Group QSC(2)	181,730	42,604
Gulf International Services QSC	460,440	269,952
Industries Qatar QSC	313,250	945,766
Mazaya Real Estate Development QPSC(2)	297,835	46,229
Medicare Group	42,294	65,665
Mesaieed Petrochemical Holding Co.	585,358	186,593
Nebras Energy	85,549	335,994
Ooredoo QPSC	112,086	407,757
Qatar Aluminum Manufacturing Co.	647,748	293,635
Qatar Fuel QSC	38,116	147,580
Qatar Gas Transport Co. Ltd.	621,419	733,903
Qatar Insurance Co. SAQ	126,000	70,123
Qatar International Islamic Bank QSC	65,027	198,248
Qatar Islamic Bank QPSC	70,363	422,506
Qatar National Bank QPSC	198,499	940,400
Qatar Navigation QSC	113,817	318,305
Qatari Investors Group QSC	96,052	36,651
United Development Co. QSC	154,435	36,732
Vodafone Qatar PQSC	395,921	287,964
		$ 6,726,760
Romania — 0.6%
Banca Transilvania SA	87,116	$ 737,644
BRD-Groupe Societe Generale SA	33,206	260,451
Security	Shares	Value
Romania (continued)
OMV Petrom SA	3,344,575	$ 773,179
Societatea Energetica Electrica SA	43,396	387,504
Societatea Nationala de Gaze Naturale ROMGAZ SA	253,153	829,322
Societatea Nationala Nuclearelectrica SA	11,717	184,701
Transgaz SA Medias(2)	25,691	531,838
		$ 3,704,639
Russia(6) — 0.0%
Aeroflot PJSC(2)(3)	91,240	$ 0
Evraz PLC(2)(3)	124,952	0
Federal Grid Co.-Rosseti PJSC(2)(3)	202,080,946	0
GMK Norilskiy Nickel PAO(2)(3)	961,000	0
Inter RAO UES PJSC(2)(3)	13,202,001	0
Magnit PJSC(2)(3)	30,561	0
Magnitogorsk Iron & Steel Works PJSC(2)(3)	240,670	0
Mobile TeleSystems PJSC(2)(3)	175,093	0
Moscow Exchange MICEX-RTS PJSC(2)(3)	55,681	0
Mosenergo PJSC(2)(3)	5,882,962	0
Novatek PJSC(2)(3)	64,840	0
OGK-2 PJSC(2)(3)	20,114,000	0
PhosAgro PJSC(2)(3)	5,758	0
PhosAgro PJSC(2)(3)	112	0
PhosAgro PJSC GDR(2)(3)(5)	2	0
PIK-Spetsializirovannyy Zastroyshchik PAO(2)(3)	83,050	0
Rostelecom PJSC(2)(3)	154,538	0
RusHydro PJSC(2)(3)	51,763,952	0
Sberbank of Russia PJSC(2)(3)	371,510	0
Severstal PAO GDR(2)(3)(5)	40,244	0
Sistema AFK PAO(2)(3)	595,500	0
Surgutneftegas PAO, PFC Shares(2)(3)	388,817	0
Transneft PJSC, PFC Shares(2)(3)	7,000	0
Unipro PAO(2)(3)	5,780,000	0
		$ 0
Saudi Arabia — 4.6%
Abdullah Al Othaim Markets Co.	106,621	$ 166,303
ACWA Power Co.(2)	1,209	62,455
Ades Holding Co.	19,900	98,596
Advanced Petrochemical Co.(2)	11,249	71,082
Al Babtain Power & Telecommunication Co.	25,152	433,244
Al Hammadi Holding	27,426	197,268
Al Majed for Oud Co.	1,700	59,198
Al Masane Al Kobra Mining Co.	3,754	71,155
Al Moammar Information Systems Co.	4,540	281,325
Al Rajhi Bank	57,615	1,010,684
Alandalus Property Co.	23,113	85,491

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2026
Portfolio of Investments — continued

Security	Shares	Value
Saudi Arabia (continued)
Aldrees Petroleum and Transport Services Co.	13,685	$ 415,302
Alinma Bank	40,225	261,732
Almarai Co. JSC	75,084	908,902
Arabian Internet & Communications Services Co.	8,490	461,796
Arriyadh Development Co.	15,994	76,152
Bank AlBilad	25,004	162,366
Banque Saudi Fransi	30,802	159,093
Batic Investments and Logistic Co.(2)	116,000	69,782
Bawan Co.(2)	19,236	206,402
BinDawood Holding Co.	45,800	59,514
Catrion Catering Holding Co.	10,213	203,468
Dallah Healthcare Co.	10,498	306,794
Dar Al Arkan Real Estate Development Co.(2)	105,317	505,014
Dr. Sulaiman Al Habib Medical Services Group Co.	29,618	1,671,568
Electrical Industries Co.	93,284	358,532
Elm Co.	7,961	1,456,312
Etihad Etisalat Co.	44,585	717,403
Jabal Omar Development Co.(2)	150,000	603,896
Jahez International Co.(2)	38,700	140,715
Jamjoom Pharmaceuticals Factory Co.	8,500	350,715
Jarir Marketing Co.	144,565	644,844
Leejam Sports Co. JSC	8,274	172,423
Maharah Human Resources Co.	97,010	130,399
Makkah Construction & Development Co.	8,000	176,643
Middle East Healthcare Co.	13,996	118,681
Mobile Telecommunications Co. Saudi Arabia(2)	51,508	144,919
Mouwasat Medical Services Co.	26,503	449,760
Nahdi Medical Co.	6,083	150,571
National Agriculture Development Co.(2)	34,342	144,602
National Co. for Learning & Education	5,862	202,089
National Gas & Industrialization Co.	15,924	297,306
National Medical Care Co.	7,751	213,815
Retal Urban Development Co.	40,265	128,787
Riyad Bank	40,412	214,219
Riyadh Cables Group Co.	5,443	173,611
SABIC Agri-Nutrients Co.	11,645	383,620
Sahara International Petrochemical Co.	25,950	98,827
SAL Saudi Logistics Services	3,800	182,166
Saudi Arabian Mining Co.(2)	64,259	1,016,214
Saudi Arabian Oil Co.(4)	289,406	2,010,987
Saudi Aramco Base Oil Co.	2,772	91,658
Saudi Automotive Services Co.(2)	21,798	256,201
Saudi Awwal Bank	8,500	73,219
Saudi Basic Industries Corp.	43,642	598,664
Saudi Ceramic Co.	18,457	131,161
Saudi Chemical Co. Holding	152,398	331,943
Security	Shares	Value
Saudi Arabia (continued)
Saudi Energy Co.	277,959	$ 1,316,854
Saudi Ground Services Co.	28,577	236,254
Saudi Industrial Investment Group	18,797	66,694
Saudi Kayan Petrochemical Co.(2)	60,049	83,090
Saudi National Bank	56,112	577,634
Saudi Public Transport Co.(2)	15,777	47,180
Saudi Real Estate Co.(2)	42,607	177,157
Saudi Research & Media Group(2)	4,167	78,739
Saudi Telecom Co.	202,545	2,331,017
Saudia Dairy & Foodstuff Co.	4,222	246,784
Savola Group	23,568	179,179
Seera Group Holding(2)	55,132	309,296
Sustained Infrastructure Holding Co.	15,031	134,935
Taiba Investments Co.	57,291	281,221
Umm Al Qura for Development & Construction Co.(2)	42,311	202,768
United Electronics Co.	18,141	349,079
United International Transportation Co.	8,294	66,669
Yanbu National Petrochemical Co.	19,108	149,532
		$ 27,003,670
Slovenia — 0.7%
Cinkarna Celje DD	935	$ 31,996
Krka DD Novo mesto	9,210	2,634,898
Luka Koper	475	58,062
Nova Ljubljanska Banka DD(4)	1,700	437,660
Petrol DD Ljubljana	5,640	376,140
Pozavarovalnica Sava DD	1,774	165,465
Zavarovalnica Triglav DD	1,969	146,171
		$ 3,850,392
South Africa — 4.9%
Altron Ltd., Class A	163,786	$ 277,485
Aspen Pharmacare Holdings Ltd.	140,640	1,348,237
AVI Ltd.	44,358	272,151
Bid Corp. Ltd.	45,434	1,239,508
Bidvest Group Ltd.	145,080	2,122,662
Boxer Retail Ltd.	16,771	86,501
Burstone Group Ltd.	204,859	120,110
Clicks Group Ltd.(1)	35,599	494,653
Discovery Ltd.	21,152	341,552
Equites Property Fund Ltd.	201,368	216,549
Exxaro Resources Ltd.	70,912	877,603
FirstRand Ltd.	90,841	539,949
Fortress Real Estate Investments Ltd., Class B	209,536	311,391
Gold Fields Ltd.	33,141	1,112,391
Grindrod Ltd.	102,092	166,723

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2026
Portfolio of Investments — continued

Security	Shares	Value
South Africa (continued)
Growthpoint Properties Ltd.	455,708	$ 480,972
Harmony Gold Mining Co. Ltd.	20,200	309,078
Hyprop Investments Ltd.	59,016	216,630
Impala Platinum Holdings Ltd.	46,832	492,006
Kumba Iron Ore Ltd.	7,137	126,694
Lesaka Technologies, Inc.(2)	20,900	103,873
Life Healthcare Group Holdings Ltd.	221,186	140,891
Momentum Group Ltd.	55,756	138,132
Mr Price Group Ltd.(1)	16,841	185,201
MTN Group Ltd.	399,744	5,567,325
Naspers Ltd., Class N	73,175	3,674,393
NEPI Rockcastle NV	96,719	865,676
Netcare Ltd.	282,119	310,585
Northam Platinum Holdings Ltd.	26,725	386,067
Pepkor Holdings Ltd.(4)	75,699	102,344
Pick n Pay Stores Ltd.(1)(2)	61,328	77,981
PSG Financial Services Ltd.	170,988	336,640
Redefine Properties Ltd.	1,116,606	436,569
Resilient REIT Ltd.	45,890	232,965
SA Corporate Real Estate Ltd.	932,087	204,672
Sanlam Ltd.	47,771	257,387
Santam Ltd.	7,291	171,653
Sasol Ltd.(2)	27,126	267,955
Shoprite Holdings Ltd.	57,942	1,044,263
Sibanye Stillwater Ltd.	170,171	361,566
Standard Bank Group Ltd.	30,572	603,496
Telkom SA SOC Ltd.	68,155	233,733
Thungela Resources Ltd.(1)	33,593	188,509
Tiger Brands Ltd.(1)	16,500	298,517
Valterra Platinum Ltd.	3,440	231,192
Vodacom Group Ltd.	94,111	873,887
Vukile Property Fund Ltd.	270,501	410,822
Woolworths Holdings Ltd.	68,586	211,041
		$ 29,070,180
South Korea — 7.9%
ABLBio, Inc.(2)	3,650	$ 235,801
Alteogen, Inc.	2,610	610,945
AMOREPACIFIC Corp.	954	65,590
AMOREPACIFIC Holdings Corp.	5,071	71,796
APR Corp.	652	163,592
Celltrion Pharm, Inc.	3,032	80,509
Celltrion, Inc.	9,301	1,047,613
Cheil Worldwide, Inc.	11,267	132,923
CJ Corp.	1,100	110,867
Cosmax, Inc.	400	40,280
Security	Shares	Value
South Korea (continued)
Coway Co. Ltd.	2,954	$ 173,274
DL E&C Co. Ltd.	4,736	198,404
Dongjin Semichem Co. Ltd.	3,463	132,170
E-MART, Inc.	821	44,033
Foosung Co. Ltd.(2)	8,192	107,408
GC Biopharma Corp.	1,257	98,067
GS Holdings Corp.	2,483	106,813
Hana Financial Group, Inc.	1,914	142,964
Hanall Biopharma Co. Ltd.(2)	3,438	139,250
Hanjin Kal Corp.	1,436	110,694
Hankook Tire & Technology Co. Ltd.	3,124	126,020
Hanmi Pharm Co. Ltd.	794	205,555
Hanmi Semiconductor Co. Ltd.	1,400	237,304
Hansol Chemical Co. Ltd.	500	95,103
Hanwha Aerospace Co. Ltd.	180	116,493
Hanwha Corp.	1,386	90,457
Hanwha Solutions Corp.(2)	7,579	167,360
HD Hyundai Co. Ltd.	2,485	323,628
HD Hyundai Electric Co. Ltd.	170	109,052
HD Hyundai Heavy Industries Co. Ltd.	278	107,189
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,315	300,107
HL Mando Co. Ltd.	1,900	60,948
HLB, Inc.(2)	4,450	149,761
Hotel Shilla Co. Ltd.(2)	2,448	74,962
Hyosung TNC Corp.	813	144,448
Hyundai Engineering & Construction Co. Ltd.	3,203	239,947
Hyundai Glovis Co. Ltd.	1,679	201,264
Hyundai Mobis Co. Ltd.	2,151	708,394
Hyundai Motor Co.	6,370	2,076,392
ISU Petasys Co. Ltd.	951	72,765
JYP Entertainment Corp.	5,425	181,273
Kakao Corp.	9,613	216,768
Kangwon Land, Inc.	9,384	86,995
KB Financial Group, Inc.	2,517	260,427
KCC Corp.	199	63,554
Kia Corp.	6,357	574,149
KIWOOM Securities Co. Ltd.	210	47,294
Kolmar Korea Co. Ltd.	1,614	104,596
Kolon Industries, Inc.	2,346	92,492
Kolon TissueGene, Inc.(2)	3,115	189,213
Korea Zinc Co. Ltd.	495	349,516
Korean Air Lines Co. Ltd.	6,176	110,691
Krafton, Inc.	1,844	282,760
KT&G Corp.	3,981	438,130
Kumho Petrochemical Co. Ltd.	1,229	90,623
LG Chem Ltd.	2,187	400,898

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2026
Portfolio of Investments — continued

Security	Shares	Value
South Korea (continued)
LG Chem Ltd., PFC Shares	940	$ 83,923
LG Corp.	949	60,143
LG Electronics, Inc.	4,500	599,925
LG H&H Co. Ltd.	582	86,754
LG Uplus Corp.	22,484	202,998
LigaChem Biosciences, Inc.(2)	1,888	183,896
Lotte Chemical Corp.	2,527	105,411
LS Corp.	761	183,303
Naver Corp.	8,785	1,139,885
NC Corp.	883	147,958
Netmarble Corp.(4)	4,236	102,766
NongShim Co. Ltd.	180	39,086
OliX Pharmaceuticals, Inc.(2)	1,634	165,234
Orion Corp.	1,169	99,951
Pearl Abyss Corp.(2)	5,001	116,594
PharmaResearch Co. Ltd.	607	143,523
Poongsan Corp.	2,034	84,917
POSCO Holdings, Inc.	2,672	552,030
S-1 Corp.	2,867	132,682
Samsung Biologics Co. Ltd.(2)(4)	661	597,576
Samsung C&T Corp.	1,958	606,245
Samsung Electro-Mechanics Co. Ltd.	799	1,157,143
Samsung Electronics Co. Ltd.	54,807	12,161,515
Samsung Episholdings Co. Ltd.(2)	655	183,267
Samsung Life Insurance Co. Ltd.	637	167,736
Samsung SDI Co. Ltd.(2)	1,002	319,368
Samyang Foods Co. Ltd.	197	143,405
Seegene, Inc.	3,878	74,796
Shinhan Financial Group Co. Ltd.	4,018	251,927
Shinsegae, Inc.	453	223,310
SK Chemicals Co. Ltd.	3,855	98,899
SK Hynix, Inc.	6,061	10,695,133
SK Innovation Co. Ltd.(2)	323	19,921
SK Square Co. Ltd.	800	904,688
SK Telecom Co. Ltd.	6,658	379,472
SK, Inc.	760	416,756
SKC Co. Ltd.(2)	921	64,530
SM Entertainment Co. Ltd.	2,225	102,346
Soulbrain Co. Ltd.	464	110,743
ST Pharm Co. Ltd.	1,947	167,125
Voronoi, Inc.(2)	1,116	135,305
Yuhan Corp.	4,466	203,387
Zyle Motors Corp.(2)(3)	4,895	0
		$ 46,325,093
Security	Shares	Value
Sri Lanka — 0.6%
Access Engineering PLC	955,420	$ 220,579
Alumex PLC	1,533,880	81,883
Ceylon Tobacco Co. PLC	47,722	256,004
Commercial Bank of Ceylon PLC	408,224	254,102
Dialog Axiata PLC	3,654,977	502,985
Hatton National Bank PLC	217,442	261,497
Hayleys PLC	255,312	180,806
Hemas Holdings PLC	1,713,775	168,069
John Keells Holdings PLC	7,672,550	462,524
Lanka IOC PLC(2)	232,155	97,856
Melstacorp PLC	555,767	313,365
National Development Bank PLC	324,172	109,008
Nations Trust Bank PLC	188,998	178,946
Piramal Glass Ceylon PLC	683,370	115,560
Sampath Bank PLC	611,958	261,064
Tokyo Cement Co. Lanka PLC	278,632	56,716
		$ 3,520,964
Taiwan — 9.4%
Accton Technology Corp.	6,000	$ 478,573
Acter Group Corp. Ltd.	7,000	288,680
Advantech Co. Ltd.	16,890	263,500
AirTAC International Group	7,000	296,719
AmTRAN Technology Co. Ltd.	48,000	66,380
ASE Technology Holding Co. Ltd.	35,247	786,591
Asia Cement Corp.	163,967	180,841
Asia Vital Components Co. Ltd.	5,000	404,451
Asustek Computer, Inc.(2)	18,174	403,329
AUO Corp.	145,600	151,964
Bizlink Holding, Inc.	9,775	599,014
Bora Pharmaceuticals Co. Ltd.	6,025	80,213
C Sun Manufacturing Ltd.	8,000	158,985
Caliway Biopharmaceuticals Co. Ltd.(2)	62,297	197,391
Catcher Technology Co. Ltd.	27,100	178,470
Cathay Financial Holding Co. Ltd.	193,989	601,597
Center Laboratories, Inc.	79,741	96,001
Chailease Holding Co. Ltd.	25,816	95,478
Chang Hwa Commercial Bank Ltd.	304,860	230,537
Cheng Shin Rubber Industry Co. Ltd.	186,010	175,494
Chief Telecom, Inc.	8,000	83,710
China Airlines Ltd.	272,963	204,196
China Steel Corp.	489,815	290,366
Chroma ATE, Inc.	5,000	347,467
Chung-Hsin Electric & Machinery Manufacturing Corp.	22,000	123,346
Chunghwa Telecom Co. Ltd.	154,780	687,017
Compal Electronics, Inc.	138,000	154,566

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2026
Portfolio of Investments — continued

Security	Shares	Value
Taiwan (continued)
CTBC Financial Holding Co. Ltd.	441,000	$ 988,505
Delta Electronics, Inc.	19,356	1,215,629
E.Sun Financial Holding Co. Ltd.	176,702	191,752
Eclat Textile Co. Ltd.	15,000	148,114
Elite Material Co. Ltd.	4,000	691,522
Eternal Materials Co. Ltd.	76,000	179,033
EVA Airways Corp.	223,334	316,712
Evergreen Marine Corp. Taiwan Ltd.	67,113	389,644
Far Eastern Department Stores Ltd.(2)	87,642	63,407
Far Eastern New Century Corp.	178,313	160,177
Far EasTone Telecommunications Co. Ltd.	73,776	243,309
First Financial Holding Co. Ltd.	198,883	205,121
Formosa Chemicals & Fibre Corp.	162,000	278,865
Formosa Petrochemical Corp.	31,153	53,704
Formosa Plastics Corp.	190,959	327,549
Fortune Electric Co. Ltd.	11,000	271,567
Fubon Financial Holding Co. Ltd.	217,321	887,791
Globalwafers Co. Ltd.	7,000	225,931
Goldsun Building Materials Co. Ltd.	72,000	75,437
Highwealth Construction Corp.	37,694	51,109
Hiwin Technologies Corp.	15,233	157,457
Hon Hai Precision Industry Co. Ltd.	152,806	1,219,345
Hotai Motor Co. Ltd.	25,640	376,882
Hua Nan Financial Holdings Co. Ltd.	251,025	301,069
Innolux Corp.	156,302	345,926
International Games System Co. Ltd.	11,000	273,978
Inventec Corp.	91,000	192,924
Kaori Heat Treatment Co. Ltd.	7,000	346,622
KGI Financial Holding Co. Ltd.	292,900	266,121
Kinik Co.	7,000	169,998
L&K Engineering Co. Ltd.	13,000	382,667
Largan Precision Co. Ltd.	2,042	276,620
Lin BioScience, Inc.(2)	8,517	113,831
Lite-On Technology Corp.	57,000	403,404
Longwell Co.	13,000	128,015
Lotus Pharmaceutical Co. Ltd.	12,000	72,897
Makalot Industrial Co. Ltd.	14,280	98,704
MediaTek, Inc.	16,664	2,270,715
Medigen Vaccine Biologics Corp.(2)	60,000	85,688
Mega Financial Holding Co. Ltd.	271,358	394,398
Mega Union Technology, Inc.	6,000	185,586
Merida Industry Co. Ltd.	44,907	110,917
Nan Kang Rubber Tire Co. Ltd.	88,729	87,747
Nan Ya Plastics Corp.	381,378	2,030,086
Nanya Technology Corp.(2)	51,165	748,827
Nien Made Enterprise Co. Ltd.	13,000	142,037
Security	Shares	Value
Taiwan (continued)
Novatek Microelectronics Corp.	15,479	$ 261,777
Pegatron Corp.	36,486	96,522
Pell Bio-Med Technology Co. Ltd.(2)	4,000	109,640
PharmaEssentia Corp.	15,182	641,203
Pharmally International Holding Co. Ltd.(2)(3)	38,000	0
Pou Chen Corp.	154,309	123,356
Poya International Co. Ltd.	7,070	148,698
President Chain Store Corp.	6,716	47,101
Quanta Computer, Inc.	35,000	408,047
Realtek Semiconductor Corp.	17,542	447,751
Ruentex Industries Ltd.	76,421	124,283
Sanyang Motor Co. Ltd.	79,000	151,778
Shihlin Electric & Engineering Corp.	17,000	129,424
SinoPac Financial Holdings Co. Ltd.	286,768	361,669
Synmosa Biopharma Corp.	53,319	52,650
Synnex Technology International Corp.(2)	30,569	87,904
Syntec Technology Co. Ltd.	3,000	192,345
TA Chen Stainless Pipe Co. Ltd.	172,000	218,902
Tainan Spinning Co. Ltd.	139,407	58,701
Taiwan Cooperative Financial Holding Co. Ltd.	242,898	190,063
Taiwan Glass Industry Corp.(2)	111,000	266,534
Taiwan High Speed Rail Corp.	96,000	79,958
Taiwan Hon Chuan Enterprise Co. Ltd.	19,934	80,717
Taiwan Mobile Co. Ltd.	72,858	266,455
Taiwan Semiconductor Manufacturing Co. Ltd.	224,747	17,730,347
TCC Group Holdings Co. Ltd.	326,497	247,645
Thunder Tiger Corp.(2)	23,383	125,283
Tong Yang Industry Co. Ltd.	36,000	88,022
TS Financial Holding Co. Ltd.	566,928	595,215
TTY Biopharm Co. Ltd.	23,780	56,654
Tung Ho Steel Enterprise Corp.	49,000	104,017
Unimicron Technology Corp.	16,879	581,447
Uni-President Enterprises Corp.	21,588	50,620
United Integrated Services Co. Ltd.	8,000	336,922
United Microelectronics Corp.(2)	188,323	1,010,127
Vanguard International Semiconductor Corp.	35,522	245,270
Voltronic Power Technology Corp.	6,000	206,718
Walsin Lihwa Corp.	276,935	328,026
Wan Hai Lines Ltd.(2)	84,000	209,267
Wiselink Co. Ltd.	30,000	102,803
Wistron Corp.(2)	58,000	292,576
Wiwynn Corp.	3,000	443,159
Yageo Corp.	30,732	1,121,075
Yang Ming Marine Transport Corp.	83,000	135,702
Yankey Engineering Co. Ltd.	9,000	217,352
Yieh Phui Enterprise Co. Ltd.(2)	293,234	124,553

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2026
Portfolio of Investments — continued

Security	Shares	Value
Taiwan (continued)
Yuanta Financial Holding Co. Ltd.	293,071	$ 609,543
YungShin Global Holding Corp.	29,000	49,041
		$ 55,329,077
Thailand — 5.2%
Advanced Info Service PCL(7)	134,300	$ 1,487,805
Airports of Thailand PCL(7)	781,700	1,522,374
Amata Corp. PCL(7)	203,300	164,563
AP Thailand PCL(7)	549,560	125,187
Asset World Corp. PCL(7)	2,262,800	183,837
Bangchak Corp. PCL(7)	112,600	115,254
Bangkok Bank PCL(7)	42,500	230,376
Bangkok Chain Hospital PCL(7)	753,800	225,690
Bangkok Dusit Medical Services PCL, Class F(7)	2,185,800	1,273,201
Bangkok Expressway & Metro PCL(7)	1,507,454	282,138
Berli Jucker PCL(7)	120,700	53,676
Betagro PCL(7)	118,600	74,089
BTS Group Holdings PCL(2)(7)	1,185,000	75,136
Bumrungrad Hospital PCL(7)	203,300	1,156,337
Cal-Comp Electronics (Thailand) PCL, Class F(7)	751,500	206,860
Central Pattana PCL(7)	214,700	435,053
Central Plaza Hotel PCL(7)	111,800	125,321
Central Retail Corp. PCL(7)	470,900	335,235
CH. Karnchang PCL(7)	194,800	115,730
Charoen Pokphand Foods PCL(7)	416,300	246,004
Chularat Hospital PCL(7)	2,025,600	95,477
Com7 PCL(7)	161,300	135,461
CP ALL PCL(7)	441,900	624,970
CP Axtra PCL(7)	311,700	140,632
Delta Electronics (Thailand) PCL(7)	975,000	9,721,478
Electricity Generating PCL(7)	15,400	55,806
Global Power Synergy PCL, Class F(7)	49,200	65,787
Gulf Development PCL(7)	766,349	1,423,815
Hana Microelectronics PCL(7)	291,200	346,971
Home Product Center PCL(7)	956,600	189,907
Indorama Ventures PCL(7)	737,871	490,249
Kasikornbank PCL(7)	62,500	411,011
KCE Electronics PCL(7)	123,300	156,871
Kiatnakin Phatra Bank PCL(7)	28,900	87,787
Krung Thai Bank PCL(7)	407,925	468,240
Mega Lifesciences PCL(7)	234,200	259,437
Minor International PCL(7)	896,936	670,544
Osotspa PCL(7)	181,700	95,770
PTT Exploration & Production PCL(7)	174,416	700,969
PTT Global Chemical PCL(7)	515,105	521,164
PTT Oil & Retail Business PCL(7)	178,200	67,329
Security	Shares	Value
Thailand (continued)
PTT PCL(7)	975,200	$ 1,043,253
Quality Houses PCL(7)	1,804,283	74,057
Ratch Group PCL(7)	152,400	144,901
Regional Container Lines PCL(7)	71,100	68,038
Samart Corp. PCL(7)	377,300	62,211
Sansiri PCL(7)	1,825,800	79,946
SCB X PCL(7)	50,500	225,591
SCG Packaging PCL(7)	476,300	410,907
Siam Cement PCL(7)	93,311	688,360
Siam City Cement PCL(7)	30,000	132,497
Siam Global House PCL(7)	490,207	105,609
Sri Trang Agro-Industry PCL(7)	170,600	87,032
Sri Trang Gloves (Thailand) PCL(7)	634,100	193,323
Star Petroleum Refining PCL(7)	362,600	82,898
Supalai PCL(7)	148,400	71,631
Thai Beverage PCL(7)	632,600	213,707
Thai Union Group PCL(7)	480,092	169,646
Thaifoods Group PCL(7)	454,000	150,903
TOA Paint (Thailand) PCL(7)	233,300	103,614
True Corp. PCL(7)	2,400,204	934,389
TTW PCL(7)	236,900	70,302
VGI PCL(7)	3,833,400	108,178
WHA Corp. PCL(7)	632,000	98,423
		$ 30,482,957
Tunisia — 0.5%
Attijari Bank	9,449	$ 295,064
Banque de Tunisie	54,333	171,555
Banque Internationale Arabe de Tunisie	6,849	395,450
Carthage Cement(2)	371,834	259,061
Poulina Group	67,981	627,645
Societe D'Articles Hygieniques SA	76,288	362,619
Societe Frigorifique et Brasserie de Tunis SA	132,897	664,285
Telnet Holding	22,509	89,566
Union Internationale de Banques SA	11,611	123,720
		$ 2,988,965
Turkey — 4.9%
Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim AS(2)	243,500	$ 208,738
Akbank TAS	270,991	448,575
Akcansa Cimento AS	15,500	75,745
Akfen Yenilenebilir Enerji AS, Class A(2)	265,737	127,662
Aksa Akrilik Kimya Sanayii AS	527,196	136,959
Aksa Enerji Uretim AS(2)	306,798	535,187
Alarko Holding AS	34,678	80,238
Anadolu Efes Biracilik ve Malt Sanayii AS	391,660	176,800

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2026
Portfolio of Investments — continued

Security	Shares	Value
Turkey (continued)
Arcelik AS(2)	70,535	$ 150,640
ARD Grup Bilisim Teknolojileri AS	160,007	206,586
Aselsan Elektronik Sanayi ve Ticaret AS	107,800	797,167
Aygaz AS	100,427	459,274
BIM Birlesik Magazalar AS	222,266	1,743,333
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS(2)	10,600	128,722
Cimsa Cimento Sanayi ve Ticaret AS	83,927	84,986
Coca-Cola Icecek AS	232,793	414,756
CVK Maden Isletmeleri Sanayi VE Ticaret AS(2)	157,149	131,111
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR(1)(2)	90,000	261,900
Dogan Sirketler Grubu Holding AS	395,182	174,080
Dogus Otomotiv Servis ve Ticaret AS	35,707	137,418
EGE Endustri ve Ticaret AS(2)	456	54,797
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,985,507	883,592
Enerjisa Enerji AS(4)	255,322	561,156
Enerya Enerji AS	1,185,517	273,559
Enka Insaat ve Sanayi AS	171,636	333,675
Eregli Demir ve Celik Fabrikalari TAS	962,073	837,324
Ford Otomotiv Sanayi AS	261,060	474,631
GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret AS	926,790	182,984
Gubre Fabrikalari TAS(2)	21,886	208,235
Haci Omer Sabanci Holding AS	73,522	154,060
Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim AS, Class A(2)	106,159	197,577
Is Gayrimenkul Yatirim Ortakligi AS	927,266	492,405
Isiklar Enerji ve Yapi Holding AS(2)	289,700	944,005
Izdemir Enerji Elektrik Uretim AS(2)	588,096	126,060
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(2)	324,899	277,882
Karsan Otomotiv Sanayii ve Ticaret AS(2)	269,300	73,694
KOC Holding AS	129,168	537,769
Logo Yazilim Sanayi ve Ticaret AS	147,998	436,580
Margun Enerji Uretim Sanayi ve Ticaret AS(2)	559,130	376,008
Mavi Giyim Sanayi ve Ticaret AS, Class B(4)	223,800	180,736
MIA Teknoloji AS(2)	300,300	236,623
Migros Ticaret AS	32,232	463,114
MLP Saglik Hizmetleri AS(2)(4)	99,775	920,676
NET Holding AS(2)	71,800	66,992
ODAS Elektrik Uretim ve Sanayi Ticaret AS(2)	1,320,894	236,560
Odine Solutions Teknoloji Ticaret ve Sanayi AS(2)	59,781	2,457,339
Oyak Cimento Fabrikalari AS	267,071	117,677
Pasifik Teknoloji AS(2)	86,767	41,913
Pegasus Hava Tasimaciligi AS(2)	50,156	188,758
Petkim Petrokimya Holding AS(2)	282,818	115,699
Sasa Polyester Sanayi AS(2)	3,145,447	165,358
Selcuk Ecza Deposu Ticaret ve Sanayi AS	128,343	576,825
Sok Marketler Ticaret AS(2)	108,409	107,814
Security	Shares	Value
Turkey (continued)
TAB Gida Sanayi ve Ticaret AS	26,900	$ 130,331
TAV Havalimanlari Holding AS(2)	18,200	110,472
Tofas Turk Otomobil Fabrikasi AS	60,130	398,227
Trust Anadolu Metal Madencilik Isletmeleri AS(2)	48,179	115,108
Turk Altin Isletmeleri AS(2)	247,800	248,490
Turk Hava Yollari AO	67,141	470,749
Turk Telekomunikasyon AS(2)	417,089	549,876
Turk Traktor ve Ziraat Makineleri AS(2)	3,320	31,249
Turkcell Iletisim Hizmetleri AS	1,060,818	2,448,796
Turkiye Is Bankasi AS, Class C	782,177	248,859
Turkiye Petrol Rafinerileri AS	684,967	3,328,950
Turkiye Sise ve Cam Fabrikalari AS	149,987	142,756
Ulker Biskuvi Sanayi AS	72,512	154,876
Vestel Elektronik Sanayi ve Ticaret AS(2)	57,591	31,913
Yapi ve Kredi Bankasi AS(2)	316,986	273,650
Ziraat Gayrimenkul Yatirim Ortakligi AS	1,504,758	583,079
		$ 29,049,335
United Arab Emirates — 2.2%
Abu Dhabi Commercial Bank PJSC	99,231	$ 390,971
Abu Dhabi National Oil Co. for Distribution PJSC	825,400	881,308
ADNOC Drilling Co. PJSC	922,000	1,438,950
ADNOC Gas PLC	476,000	446,024
ADNOC Logistics & Services	148,200	243,031
Agthia Group PJSC	145,477	139,448
Air Arabia PJSC	646,580	960,350
Aldar Properties PJSC	412,264	930,299
Americana Restaurants International PLC	334,512	184,983
Apex Investment Co. PSC(2)	234,400	212,679
Borouge PLC	456,142	316,745
Dana Gas PJSC	1,234,795	313,599
Dubai Electricity & Water Authority PJSC	2,100,300	1,590,362
Dubai Investments PJSC	527,093	532,802
Emaar Properties PJSC	303,415	986,155
Emirates Telecommunications Group Co. PJSC	249,055	1,302,959
EMSTEEL Building Materials PJSC(2)	208,300	63,589
Fertiglobe PLC	221,017	166,049
First Abu Dhabi Bank PJSC	296,080	1,371,767
Lulu Retail Holdings PLC	103,512	26,930
Modon Holding PSC(2)	189,500	154,356
Salik Co. PJSC	154,007	246,764
Talabat Holding PLC	391,787	131,273
		$ 13,031,393

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2026
Portfolio of Investments — continued

Security	Shares	Value
United States — 0.0%†
Powerfleet, Inc.(2)	1	$ 4
		$ 4
Vietnam — 2.4%
Bank for Foreign Trade of Vietnam JSC	315,182	$ 747,500
Bank for Investment & Development of Vietnam JSC	69,676	112,638
Binh Minh Plastics JSC	29,100	169,655
DABACO Vietnam Group JSC	81,648	57,668
Development Investment Construction JSC(2)	235,340	111,760
Digiworld Corp.	150,540	230,896
Duc Giang Chemicals JSC	101,000	184,062
FPT Digital Retail JSC(2)	89,505	409,739
Gelex Group JSC	309,372	370,875
Ha Do Group JSC	134,431	106,435
HAGL JSC(2)	283,740	165,676
Hoa Phat Group JSC	1,882,493	1,671,444
Hoa Sen Group(2)	212,901	95,056
Hoang Huy Investment Financial Services JSC(2)	365,001	202,674
Idico Corp. JSC	103,730	163,925
KIDO Group Corp.	48,035	91,436
Kinh Bac City Development Holding Corp.(2)	283,960	330,496
Masan Group Corp.(2)	258,232	710,646
Nam Kim Steel JSC(2)	100,650	46,085
PC1 Group JSC(2)	146,459	129,038
PetroVietnam Drilling & Well Services JSC	459,477	571,307
Petrovietnam Fertilizer & Chemicals JSC	139,866	122,263
PetroVietnam Gas JSC	99,718	293,782
PetroVietnam Nhon Trach 2 Power JSC	91,200	79,357
PetroVietnam Power Corp.(2)	1,573,703	880,638
PetroVietnam Technical Services Corp.(2)	99,373	143,776
Petrovietnam Transportation Corp.(2)	167,385	126,218
Phat Dat Real Estate Development Corp.(2)	71,604	40,239
Saigon - Hanoi Commercial Joint Stock Bank(2)	188,912	97,582
Tasco JSC(2)	130,800	76,083
Thanh Thanh Cong - Bien Hoa JSC(2)	146,020	117,892
Vietcap Securities JSC	107,458	99,863
Vietjet Aviation JSC(2)	118,292	628,852
Vietnam Airlines JSC(2)	163,568	147,231
Vietnam Construction and Import-Export JSC(2)	140,096	111,108
Vietnam Dairy Products JSC	303,448	632,703
Viglacera Corp. JSC	76,800	131,812
Vincom Retail JSC	114,413	124,155
Vingroup JSC(2)	297,658	2,497,918
Vinh Hoan Corp.	54,240	123,007
Security	Shares	Value
Vietnam (continued)
Vinhomes JSC(4)	117,200	$ 679,059
VIX Securities JSC(2)	524,496	338,434
		$ 14,170,983
Total Common Stocks (identified cost $263,993,763)		$587,727,856

Preferred Stocks — 0.0%†
Security	Shares	Value
Brazil — 0.0%†
Axia Energia SA(2)	16	$ 173
Total Preferred Stocks (identified cost $46)		$ 173

Rights — 0.0%†
Security	Shares	Value
Morocco — 0.0%†
Bank of Africa, Exp. 10/26/26(2)	22	$ 9
		$ 9
South Korea — 0.0%†
Hanwha Solutions Corp., Exp. 7/23/26(2)	1,868	$ 7,610
		$ 7,610
Total Rights (identified cost $0)		$ 7,619

Short-Term Investments — 1.3%
Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(8)	209,393	$ 209,393
Total Affiliated Fund (identified cost $209,393)		$ 209,393

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2026
Portfolio of Investments — continued

Securities Lending Collateral — 1.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(9)	7,253,090	$ 7,253,090
Total Securities Lending Collateral (identified cost $7,253,090)		$ 7,253,090
Total Short-Term Investments (identified cost $7,462,483)		$ 7,462,483

Total Investments — 101.0% (identified cost $271,456,292)	$595,198,131
Other Assets, Less Liabilities — (1.0)%	$ (5,690,726)
Net Assets — 100.0%	$589,507,405
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	All or a portion of this security was on loan at June 30, 2026. The aggregate market value of securities on loan at June 30, 2026 was $22,966,349.
(2)	Non-income producing security.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2026, the aggregate value of these securities is $20,556,710 or 3.5% of the Fund's net assets.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of these securities is $3,853,616 or 0.7% of the Fund's net assets.
(6)	Trading of securities has been sanctioned.
(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(8)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of June 30, 2026.
(9)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Information Technology	16.5%	$97,357,482
Financials	12.0	70,921,829
Materials	10.4	61,319,010
Industrials	10.3	60,449,976
Communication Services	9.1	53,806,455
Consumer Discretionary	8.7	51,118,174
Energy	7.8	45,756,019
Consumer Staples	7.6	44,932,095
Health Care	7.3	43,331,719
Utilities	5.4	31,819,604
Real Estate	4.6	26,923,285
Short-Term Investments	1.3	7,462,483
Total Investments	101.0%	$595,198,131
Abbreviations:
ADR	– American Depositary Receipt
BDR	– Brazilian Depositary Receipt
GDR	– Global Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2026
Statement of Assets and Liabilities

June 30, 2026
Assets
Unaffiliated investments, at value (identified cost $271,246,899) — including $22,966,349 of securities on loan	$594,988,738
Affiliated investments, at value (identified cost $209,393)	209,393
Cash	387,367
Foreign currency, at value (identified cost $4,411,674)	4,393,949
Interest and dividends receivable	2,006,751
Dividends receivable from affiliated investments	2,765
Receivable for investments sold	4,165,584
Receivable for Fund shares sold	28,185
Securities lending income receivable	18,941
Tax reclaims receivable	142,767
Trustees' deferred compensation plan	265,999
Total assets	$606,610,439
Liabilities
Collateral for securities loaned	$7,253,090
Payable for investments purchased	6,188,826
Payable for Fund shares redeemed	90,976
Payable to affiliates:
Investment adviser fee	220,119
Administration fee	244,715
Trustees' deferred compensation plan	265,999
Accrued foreign capital gains taxes	2,424,098
Accrued expenses	415,211
Total liabilities	$17,103,034
Net Assets	$589,507,405
Sources of Net Assets
Paid-in capital	$254,334,114
Distributable earnings	335,173,291
Net Assets	$589,507,405
Class I Shares
Net Assets	$589,507,405
Shares Outstanding	11,076,838
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$53.22

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2026
Statement of Operations

Year Ended
June 30, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $1,937,880)	$17,411,889
Dividend income from affiliated investments	36,495
Interest income (net of foreign taxes withheld of $228)	13,112
Securities lending income, net	205,451
Total investment income	$17,666,947
Expenses
Investment adviser fee	$2,583,851
Administration fee	2,870,945
Interest expense and fees	26,419
Total expenses	$5,481,215
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$1,416
Total expense reductions	$1,416
Net expenses	$5,479,799
Net investment income	$12,187,148
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $261,445)	$36,546,603
Foreign currency transactions	(142,068)
Net realized gain	$36,404,535
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $726,647)	$72,379,846
Foreign currency	(39,480)
Net change in unrealized appreciation (depreciation)	$72,340,366
Net realized and unrealized gain	$108,744,901
Net increase in net assets from operations	$120,932,049

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2026
Statements of Changes in Net Assets

	Year Ended June 30,
	2026	2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$12,187,148	$13,953,360
Net realized gain	36,404,535	9,957,796
Net change in unrealized appreciation (depreciation)	72,340,366	42,841,062
Net increase in net assets from operations	$120,932,049	$66,752,218
Distributions to shareholders:
Class I	$(25,665,524)	$(21,232,588)
Total distributions to shareholders	$(25,665,524)	$(21,232,588)
Transactions in shares of beneficial interest:
Class I	$(32,924,201)	$(18,263,862)
Net decrease in net assets from Fund share transactions	$(32,924,201)	$(18,263,862)
Net increase in net assets	$62,342,324	$27,255,768
Net Assets
At beginning of year	$527,165,081	$499,909,313
At end of year	$589,507,405	$527,165,081

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2026
Financial Highlights

	Class I
	Year Ended June 30,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$44.99	$41.20	$39.96	$40.54	$54.69
Income (Loss) From Operations
Net investment income(1)	$1.07	$1.17	$1.04	$1.26	$1.27
Net realized and unrealized gain (loss)	9.48	4.43	2.52	2.09	(10.80)
Total income (loss) from operations	$10.55	$5.60	$3.56	$3.35	$(9.53)
Less Distributions
From net investment income	$(1.62)	$(1.40)	$(1.47)	$(1.56)	$(1.24)
From net realized gain	(0.70)	(0.41)	(0.85)	(2.37)	(3.38)
Total distributions	$(2.32)	$(1.81)	$(2.32)	$(3.93)	$(4.62)
Net asset value — End of year	$53.22	$44.99	$41.20	$39.96	$40.54
Total Return(2)	23.91%	14.23%	9.15%	8.77%	(18.63)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$589,507	$527,165	$499,909	$496,108	$540,881
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.95%	0.96%	0.96%	0.96%	0.96%
Net expenses	0.95%(4)	0.96%(4)	0.96%(4)	0.96%(4)	0.96%(4)
Net investment income	2.12%	2.80%	2.58%	3.18%	2.59%
Portfolio Turnover	11%	9%	10%	13%	14%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended June 30, 2026, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2026
Notes to Financial Statements

1  Significant Accounting Policies
Parametric Tax-Managed Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term, after-tax returns for its shareholders. The Fund offers Class I shares, which are sold at net asset value and are not subject to a sales charge.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings,

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2026
Notes to Financial Statements — continued

the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
D  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of June 30, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid.
The adoption of ASU 2023-09 did not result in any changes to the Fund's financial statement presentation or disclosure.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2026
Notes to Financial Statements — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended June 30, 2026 and June 30, 2025 was as follows:
	Year Ended June 30,
	2026	2025
Ordinary income	$17,894,700	$16,427,792
Long-term capital gains	$7,770,824	$4,804,796
During the year ended June 30, 2026, distributable earnings was decreased by $3,040,316 and paid-in capital was increased by $3,040,316 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of June 30, 2026, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 11,316,681
Undistributed long-term capital gains	30,745,261
Net unrealized appreciation	293,111,349
Distributable earnings	$335,173,291
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$299,657,043
Gross unrealized appreciation	$318,612,475
Gross unrealized depreciation	(23,071,387)
Net unrealized appreciation	$295,541,088
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets and is payable monthly. For the year ended June 30, 2026, the investment adviser fee amounted to $2,583,851.
Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2026
Notes to Financial Statements — continued

The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended June 30, 2026, the investment adviser fee paid was reduced by $1,416 relating to the Fund's investment in the Liquidity Fund.
The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.50% of the Fund’s average daily net assets. For the year ended June 30, 2026, the administration fee amounted to $2,870,945. Pursuant to a sub-administrative services agreement with Parametric, EVM pays Parametric a portion of its administration fee for sub-administrative services provided to the Fund. EVM also pays all ordinary operating expenses of the Fund (excluding the investment adviser and administration fees). EVM serves as the sub-transfer agent of the Fund, at no additional cost to the Fund.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $62,263,229 and $108,690,252, respectively, for the year ended June 30, 2026.
5  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:
	Year Ended June 30, 2026		Year Ended June 30, 2025
	Shares	Amount	Shares	Amount
Class I
Sales	113,526	$ 5,674,973	230,513	$ 9,640,481
Issued to shareholders electing to receive payments of distributions in Fund shares	392,905	19,079,471	405,136	16,055,531
Redemptions	(1,145,767)	(57,678,645)	(1,053,484)	(43,959,874)
Net decrease	(639,336)	$(32,924,201)	(417,835)	$(18,263,862)
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. Average borrowings and the average annual interest rate (excluding fees) for the year ended June 30, 2026 were $449,589 and 4.81%, respectively.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2026
Notes to Financial Statements — continued

7  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At June 30, 2026, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $22,966,349 and $24,554,299, respectively. Collateral received was comprised of cash of $7,253,090 and U.S. government and/or agencies securities of $17,301,209. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$7,253,090	$ —	$ —	$ —	$7,253,090
The carrying amount of the liability for collateral for securities loaned at June 30, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at June 30, 2026.
8  Affiliated Investments
At June 30, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $209,393, which represents 0.1% of the Fund's net assets. Transactions in such investments by the Fund for the year ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$705,866	$34,519,798	$(35,016,271)	$ —	$ —	$209,393	$36,495	209,393
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2026
Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Africa	$ 103,873	$ 50,002,990	$0	$ 50,106,863
Asia	9,571,487	299,958,944	0	309,530,431
Developed Europe	33,210	3,343,076	—	3,376,286
Emerging Europe	512,178	75,613,802	0	76,125,980
Latin America	85,055,162	—	—	85,055,162
Middle East	266,934	63,266,196	0	63,533,130
North America	4	—	—	4
Total Common Stocks	$ 95,542,848	$492,185,008**	$0	$587,727,856
Preferred Stocks	$ 173	$ —	$ —	$ 173
Rights	—	7,619	—	7,619
Short-Term Investments:
Affiliated Fund	209,393	—	—	209,393
Securities Lending Collateral	7,253,090	—	—	7,253,090
Total Investments	$103,005,504	$ 492,192,627	$0	$595,198,131
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended June 30, 2026 is not presented.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2026
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Series Trust II and Shareholders of Parametric Tax-Managed Emerging Markets Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Parametric Tax-Managed Emerging Markets Fund (the “Fund") (one of the funds constituting Eaton Vance Series Trust II), including the portfolio of investments, as of June 30, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
August 21, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2026
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2027 will show the tax status of all distributions paid to your account in calendar year 2026. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the foreign tax credit and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended June 30, 2026, the Fund designates approximately $9,683,769, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Foreign Tax Credit. For the fiscal year ended June 30, 2026, the Fund paid foreign taxes of $1,943,557 and recognized foreign source income of $19,230,626.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended June 30, 2026, $32,968,270 or, if subsequently determined to be different, the net capital gain of such year.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2026
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 11, 2026, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2026, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and the cost allocation methodology used to determine such analyses;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2026
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 11, 2026 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Parametric Tax-Managed Emerging Markets Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2026
Board of Trustees’ Contract Approval — continued

LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. The Board noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in emerging markets. The Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the experience of the Sub-adviser’s investment professionals in managing equity portfolios. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2025. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary performance and custom benchmark indexes for the three-year period. The Board also considered, among other things, after-tax total returns relative to the Fund’s peer group for the three- and five-year periods. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to requests from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2025, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other type of account. The Board noted that the Adviser pays all ordinary operating expenses of the Fund (except for management fees). The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2026
Board of Trustees’ Contract Approval — continued

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct and indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the other Eaton Vance Funds, including, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agent(s), and research received by the Adviser and/or the Sub-adviser generated from commission dollars spent on funds’ portfolio trading.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board did not find that, in light of the level of the Adviser’s 2025 profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is warranted at this time.

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EITEX-NCSR    6.30.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	August 21, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	August 21, 2026